SEMIANNUAL REPORT JUNE 30, 1998
                                 LIMITED TERM
                            NEW YORK MUNICIPAL FUND





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


[logo] LIMITED TERM
       NEW YORK
       MUNICIPAL FUND

     CONTENTS

2    President's Letter

3    Performance Update and Portfolio Review

4    An Interview with the Fund's Managers

6    Statement of Investments

30   Statement of Assets & Liabilities

31   Statement of Operations and Statements of Changes in Net Assets

32   Financial Highlights

35   Notes to Financial Statements

40   Officers & Trustees

     Information & Services (see back cover)


                               REPORT HIGHLIGHTS


o The Limited Term New York Municipal Fund seeks to keep the average effective maturity of its portfolio at 5 years or less. As a result, its share price fluctuates substantially less than a typical long term bond fund. And yet, by investing in municipal securities with maturities beyond those of tax-free money market funds, the Limited Term portfolio has historically provided a higher yield than these money market funds.(2)

o The Fund concentrated on the same investment strategies that have proven successful in the past. Our "scavenger hunts" continue to unearth opportunities in areas where other municipal managers typically do not venture. To help reduce volatility, we include both premium bonds and mandatory sinking fund issues that shorten effective maturity.

o Improving economic conditions throughout New York led us to find creditworthy investments in virtually all areas of the state.

o We focused on higher-quality bonds, because we feel the current market doesn't compensate investors for higher risks associated with lower-rated bonds.

                                 TOTAL RETURNS

For the 6 month and 1-year periods ended 6/30/98 without sales charges and assuming reinvestment of all dividends into additional shares(1).

                    CLASS A

                       6 months              1 year
                       --------              ------
                        2.93%                7.62%

                    CLASS B

                       6 months              1 year
                       --------              ------
                        2.23%                6.48%

                    CLASS C

                       6 months              1 year
                       --------              ------
                        2.55%                6.51%

                    CLASS X

                       6 months              1 year
                       --------              ------
                        2.36%                6.74%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account. Total returns for the 6-month period are cumulative and are not annualized.

2. An investment in the Fund poses certain risks not associated with Money Market Funds.

--------------------------------------------------------------------------------
DEAR SHAREHOLDER,
--------------------------------------------------------------------------------


              [PHOTO]


       Bridget A. Macaskill
       President
       Limited Term New
       York Municipal Fund

As we move further into 1998, we remain impressed by the remarkable resilience of the financial markets. Recent efforts by the United States to help support the Japanese yen have inspired hope that the fallout of the Asian economic crisis can be contained. In general, the U.S. and world markets have continued to build wealth for investors at a virtually unprecedented pace.

     At OppenheimerFunds, we are pleased to help our fund shareholders participate in the potential rewards of today's markets, but we also recognize that this rate of growth cannot last forever. Because no one can predict exactly when the next correction or bear market might occur, we think it is prudent to continually identify, evaluate and manage the risks that may affect our fund shareholders.

     We believe that one of the leading risks facing investors today is that stock valuations are at the high end of their historical range, while U.S. corporate earnings growth is slowing. Given these facts, we believe it is unlikely that stocks will sustain the growth rate of the past three years. Stock prices could continue trading near current levels until earnings "catch up," or there could be a market correction. However, we believe that either scenario would be only a temporary pause on the way to potentially greater long-term gains.

     We are also examining the potential economic effects of the "millennium problem" that may render many computer systems unable to recognize the year 2000 when it arrives. Solving this problem has required companies to divert substantial human and financial resources from their core businesses, possibly constraining global economic growth during 1999 and 2000.

     For our part, we can report that OppenheimeFunds has made solid progress toward ensuring that our shareholder account systems are fully "Year 2000 compliant," and that all shareholder accounts will make a seamless transition into the 21st century.

     We encourage you to meet with your financial advisor to discuss how a possible market correction of the millennium problem may affect your investments. Together, you can prepare your investment portfolio for the challenges and opportunities of the new century.


                                                   Sincerely,

                                                   /s/ BRIDGET A. MACASKILL
                                                   ------------------------
                                                       Bridget A. Macaskill

August 4, 1998


2 Limited Term New York Municipal Fund

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PERFORMANCE UPDATE

Limited Term New York Municipal Fund has performed well over the past six months, with Class A shares providing a cumulative return of 2.93% without sales charges.(1)

The Fund's positive returns can largely be attributed to management's focus on high returns and low risk.

LIMITED TERM NEW YORK MUNICIPAL FUND CLASS A

The Value of $10,000 invested for 5 years (without sales charges) and the Lehman Brothers Municipal Bond Index



                           [GRAPHICAL REPRESENTATION]

                 Limited Term New York Municipal Fund = $13,287
                 Lehman Brothers Municipal Bond Index = $13,181
                                6/30/93-6/30/98

Results of a hypothetical $10,000 investment in Class A Shares on June 30, 1998. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds which is widely regarded as a measure of the performance of the general municipal bond market. The Index cannot be purchased directly by investors.

                                  TOTAL RETURNS(2)
                         For the periods ended 6/30/98

                                Cumulative                   Average Annual
                            -----------------            --------------------
                            NAV           MOP            NAV              MOP
                            ---           ---            ---              ---
A SHARES
 1-Year                     7.62%        3.85%           7.62%           3.85%
 5-Year                    32.87%       28.22%           5.85%           5.10%
 Life (9/18/91)            60.13%       54.52%           7.19%           6.63%

B SHARES
 1-Year                     6.48%        2.48%           6.46%           2.48%
 Life (5/1/97)              8.25%        5.25%           7.05%           4.49%

C SHARES
 1-Year                     6.51%        5.51%           6.51%           5.51%
 Life (5/1/97)              8.27%        8.27%           7.07%           7.07%

X SHARES
 1-Year                     6.74%        4.24%           6.74%           4.24%
 Life (5/1/95)             21.43%       20.43%           6.33%           6.05%


--------------------------------------------------------------------------------

1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price, and calculations for Class A returns at MOP include the maximum initial sales charge of 3.50%. Class B returns at MOP include the applicable contingent deferred sales charge of 4% (1-Year) and 3% (life-of-class). Class C returns for the 1-year period include the contingent deferred sales charge of 1%. Class X returns at MOP show results of hypothetical investments on 6/30/97 and 5/01/95, after deduction of the applicable contingent deferred sales charge of 2.50% (1-year) and 1% (life-of-class). An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. Class X shares are subject to an annual 0.50% asset based sales charge. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.


PORTFOLIO REVIEW(3)
-------------------
                                     ------
                                     YIELDS
                                     ------
                          For the 30 days ended 6/30/98

                          STANDARDIZED           DIVIDEND
                             YIELD                YIELD
                          ------------           --------

             CLASS A         4.04%                4.84%
             CLASS B         3.41%                4.30%
             CLASS C         3.42%                4.33%
             CLASS X         3.67%                4.54%


Dividend yield (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/98) are annualized and divided by period-end offering price. Falling share prices may artificially increase yields.

Investors should be aware that this report dated June 30, 1998 does not reflect subsequent dividend reductions effective with the August dividend payment. Investors are encouraged to contact their investment advisor and learn more about the Fund's current standardized and distribution yields.

Limited Term New York Municipal Fund is for cautious investors looking for income that's exempt from federal, New York State, and New York City personal income taxes.

CREDIT ALLOCATION

                                               AAA          17.1%
                                               AA           10.3%
[PIE REPRESENTATION]                           A            45.0%
                                               BBB          23.7%
                                               BB            0.1%
                                               Not rated     3.8%





WHAT WE LOOK FOR

o    Issues that provide high triple tax-free income.

o    Value-oriented issues with price appreciation potential.

o    A diversity of issues across the state.

o    Municipal regions with improving credit quality.

TOP 5 SECTORS
--------------------------------------------------------------------------------
      General Obligation                                        23.5%
--------------------------------------------------------------------------------
      Hospital/Healthcare                                       10.3%
--------------------------------------------------------------------------------
      Lease Rental                                               9.0%
--------------------------------------------------------------------------------
      Electric Utilities                                         8.8%
--------------------------------------------------------------------------------
      Multi-Family Housing                                       8.1%
--------------------------------------------------------------------------------

3. Portfolio data are as of 6/30/98, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by a rating organization other than Standard & Poor's Rating Group are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings given above have been assigned by the Manager of internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. See page 29 for further explanation.


3 Limited Term New York Municipal Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS
-------------------------------------


                                     [PHOTO]

                       PORTFOLIO MANAGEMENT TEAM (l to r)


                                  Tony Tanner
        (Vice President, Rochester Division; Assistant Portfolio Manager)

                                  Ron Fielding
       (Senior Vice President, OppenheimerFunds, Inc.; Portfolio Manager
                             and Chief Strategist)


By maintaining a disciplined investment approach . . . we try to provide above average yield and total return on behalf of our shareholders.

WHAT RECENT EVENTS HAVE WE SEEN IN THE NEW YORK MUNICIPAL BOND MARKET?

Thus far, 1998 has been interesting, yet fairly stable. The New York municipal bond market cheapended in early 1998, due in part to the State's largest municipal bond issue yet, for the Long Island Power Authority. Fortunately, the escalated demand for municipal bonds enabled the debt issued to date to become completely absorbed into the market, while maintaining yields that we view as being quite attractive.

     One particular trend in 1998, which should be of special interest to shareholders of the Fund, is the upgrading of State debt by the nation's rating services. Last February, New York City General Obligation Debt was upgraded to A3 from Baa1 by Moody's Investors Service, and most recently from BBB+ to A- by Standard & Poor's Ratings Services. We've also seen upgrades in debt issued by Niagara Mohawk (from BB+ to BBB+) and Long Island Lighting (from BB+ to A-); issues we have believed in for many years.

     The difference between the yields offered by high quality and lower quality bonds has continued to be an issue in 1998. As we see that spread continue to narrow, it becomes more and more important for us to conduct our own internal research to determine a smaller, unrated issue's ability to reward the investor with sufficient incremental yield to warrant the assumption of greater risk.

WHAT ABOUT INTEREST RATES?

Despite the fact that they are the single most influential force on the performance of the Fund, we truly do not try to predict what will happen. Though we have studied economics and finance at the graduate school level, we have learned through years of experience that trying to predict interest rates is a "fool's game"; fine for cocktail party conversation, but not when one's life savings are at risk. By maintaining a disciplined investment approach, which has weathered both rising and falling interest rate environments, we try to provide above average yield and total return on behalf of our shareholders.

     However, to answer the question, yields on New York municipal bonds have shown little net change during the first six months of the year. The yield curve is very "flat", meaning that there is little difference in yields for different maturities of debt. As we get into the latter part of 1998, a continued low inflationary environment should bode well for interest rates and the municipal bond market.

HOW DO YOU MANAGE THE FUND IN THIS ENVIRONMENT?

In essence, the same way we always have. A portfolio managed to an average effective maturity of five years or less will, by its very nature, include bonds with shorter maturities that carry less market price risk with close to the same reward than longer-term bonds. And, while we have always managed the Fund to balance interest rate risk with a portfolio of widely diversified issues, we look to the individual stories behind the issues to determine bond selection and value for the portfolio. It's a micro, or "bottom-up" approach, but we believe that it is where we, as portfolio managers, can best provide added value for our shareholders. For example, it has always been our policy to select individual bonds we believe to be undervalued, and sell bonds in areas that we believe to be overvalued. Our own internal research helps identify what we believe to be a solid financial opportunity, regardless of how the general marketplace views and prices the issue.

     Our investors should know that we have developed a certain affinity for callable bonds, and have bought them especially when we believe they won't be called. Such issues continue cranking out a lot of income if they pass their call dates

4 Limited Term New York Municipal Fund
without being called, and their prices remain very steady. In addition, callable bonds tend to outperform noncallables when interest rate volatility is low--precisely what we have seen this year.

     We will continue to follow the time-tested investment strategies we have used for years. In each buy/sell decision, we look for individual, often obscure bonds that offer a better risk/reward trade-off than those in the portfolio. In markets that exhibit tight spreads, we find that our strategies of scavenger hunting the secondary markets, looking to pick up odd lots and reducing the Fund's tax exposure become even more important.

HOW HAS THE FUND PERFORMED?

Limited Term New York Municipal Fund Class A shares have provided total returns of 7.62% and 2.93%, without sales charges, for the one-year and six month periods, ended June 30, 1998, respectively.(1)

     In addition, investors should be aware that the Fund's (A Share) (per share price without sales charge) remained virtually unchanged during these first six months--from $3.34 on December 31, 1997 to $3.35 on June 30, 1998. In addition, last May, the Fund surpassed the $1 billion mark, and at this recent quarter end, the portfolio has grown to include over 1,000 individual issues.

                                    [PHOTO]

Portfolio Management Team (l to r)
Dan Loughran
(Assistant Vice President, Rochester Division; Senior Research Analyst)
Rich Stein
(Vice President, Rochester Division; Credit Analysis)

WHAT THOUGHTS WOULD YOU LIKE TO SHARE WITH THE FUND'S INVESTORS?

Our greatest concern is that the strength in the current equity market may cause investors to underweight bonds and bond funds in their portfolios. We all recognize the wonderful past performance of the equity markets, but we fear that higher stock prices have made people inclined to allocate more money to stocks, while these same consumers would buy less of any other item that had risen sharply in price.

     Even though our Fund's yield has decreased over the yaers, you should know that, compared to the very low current inflation rates, current yields are attractive. People often forget that when yields generally were higher, high inflation was significantly reducing their purchasing power. Real interest rates, after subtracting inflation, are in fact currently at very high levels. Today's equity investor is well aware that a P/E ratio of 25 is considered fairly normal in the U.S. equity market, but that means you'll earn 1/25, or about 4%, on your ownership of that company. At month end, Limited Term New York Municipal Fund's Class A dividend yield was 4.84% (30 day standardized yield of 4.04%)(2), and that was tax-free.

     We know that holding municipal bonds or muni bond funds can be fairly boring in these times, but we continue to believe that investors should consult with their financial advisors to ensure that their investment mix continues to reflect their overall strategy.

(1) Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account. Past performance is not a guarantee of future investment results.

(2) Dividend yeild is based on an annualization of the prior monthly distribution and the maximum offering price on 6/30/98. Standardized yield is based on net investment income for the 30-day period ended 6/30/98. Falling net asset values will tend to artificially raise yields.

                                   * * * * *

     The Limited Term New York Municipal Fund (Class A Share) has received Morningstar's highest 5-star overall ranking at June 30, 1998. For the 3-year and 5-year periods ended 6/30/98, the Fund's rankings were five stars and five stars, respectively, 1549 and 860 municipal funds were rated for these periods, respectively.(3)

(3) Source: Morningstar, Inc., 6/30/98. Overall star rankings are based on a weighted average of the Fund's 3-year and 5-year rankings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest). Morningstar, Inc. is a nationally recognized mutual fund rating service. Morningstar proprietary star rankings reflect historical risk-adjusted total return as of June 30, 1998. The rankings are subject to change every month. Rankings are based on past performance, which is no guarantee of future results. Morningstar rankings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.

5 Limited Term New York Municipal Fund



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

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.6%
------------------------------------------------------------------------------------------------------------------------------------
  New York--87.3%
$  452,424  Albany Hsg. Authority                                 0.000%       10/01/12         10/01/02 (a)         $   119,616
    40,000  Albany IDA (152 Washington Avenue)                    7.500        11/01/01         11/01/98 (b)              40,347
 1,975,000  Albany IDA (H. Johnson Office Pk.)                    5.750        03/01/18         09/01/98 (d)           1,985,389
   200,000  Albany IDA (Port of Albany)                           6.250        02/01/05         04/24/02 (c)             211,842
    30,000  Albany IDA (Spectrapark)                              7.150        12/01/98         -----                     30,492
    60,000  Albany IDA (Spectrapark)                              7.250        12/01/99         -----                     61,960
    50,000  Albany IDA (Spectrapark)                              7.500        12/01/03         12/01/98 (b)              51,508
 3,525,000  Albany IDA (Spectrapark)                              7.600        12/01/09 (s)     12/01/98 (b)           3,640,409
    40,000  Albany Parking Authority                              0.000        09/15/02         -----                     33,087
    25,000  Albany Parking Authority                              0.000        09/15/03         -----                     19,717
   625,000  Albany Parking Authority                              0.000        09/15/04         -----                    441,169
    20,000  Albany Parking Authority                              0.000        09/15/05         -----                     14,288
 1,610,000  Albany Parking Authority                              6.850        11/01/12 (s)     11/01/01 (b)           1,761,952
 5,040,000  Albany Parking Authority                              7.150        09/15/16 (s)     09/15/01 (b)           5,439,168
   275,000  Albany Water Finance Authority                        7.500        12/01/17 (s)     12/01/98 (b)             284,457
   645,000  Allegany County IDA (Alfred University)               6.900        09/01/99         -----                    666,169
   100,000  Allegany County IDA (Atlantic Richfield)              6.625        09/01/16         09/01/02 (b)             108,951
 3,400,000  Amherst IDA (Amherst Rink)                            5.550        10/01/17 (s)     10/01/09 (b)           3,510,364
    50,000  Auburn IDA (Alcoa)                                    7.600        12/01/98         -----                     50,827
   555,000  Babylon IDA (WWH Ambulance)                           7.000        09/15/01         04/12/00 (c)             584,998
    60,000  Baldwinsville Devel. Corp.                            7.200        06/01/10 (s)     01/01/99 (b)              61,657
   710,000  Batavia Hsg. Authority (Trocaire Place)               7.650        04/01/08         05/11/04 (c)             747,914
   100,000  Battery Park City Authority                           5.650        12/01/13 (s)     12/01/98 (b)             100,120
   735,000  Blauvelt Volunteer Fire Co.                           6.000        10/15/08         04/23/04 (c)             753,184
    40,000  Brookhaven GO                                         6.400        10/01/10         10/01/02 (b)              43,930
   185,000  Brookhaven IDA (Dowling College)                      6.200        03/01/01         -----                    191,980
   195,000  Brookhaven IDA (Dowling College)                      6.300        03/01/02         -----                    204,785
   205,000  Brookhaven IDA (Dowling College)                      6.400        03/01/03         -----                    217,767
    80,000  Brookhaven IDA (Farber) (i)                           6.375(v)     12/01/98         -----                     80,000
    30,000  Broome County IDA (Industrial Park)                   7.450        12/01/98         -----                     30,143
 1,400,000  Carnegie Redevelopment Corp.                          6.250        09/01/05         05/19/02 (c)           1,483,426
 1,550,000  Carnegie Redevelopment Corp.                          6.500        09/01/11         05/17/09 (c)           1,680,929
   505,000  Clifton Park (Caldor)                                11.250        12/01/12         12/01/98 (b)             521,327
 1,215,000  Clifton Springs Hospital & Clinic                     7.000        01/01/01         01/16/00 (c)           1,253,588
    35,000  Colonie IDA (Homeowner Association)                   7.250        10/01/02         10/01/98 (b)              35,138
    20,000  Cortland County IDA (Paul Bunyon Products)            8.000        07/01/00 (s)     01/01/99 (b)              20,433
   275,000  Dutchess County IDA (Bard College)                    6.500        11/01/03         -----                    298,370
 1,175,000  Dutchess County Res Rec (Solid Waste)                 6.800        01/01/10 (s)     12/01/02 (g)           1,271,714
   290,000  Elmira HDC                                            7.500        08/01/08         08/01/98 (b)             298,967
    20,000  Elmira HDC                                            7.500        08/01/09         08/01/98 (b)              20,618
   440,000  Erie County IDA (FMC Corp.)                           6.000        02/01/03 (s)     08/01/98 (b)             458,911
   295,000  Erie County IDA (Medaille College)                    7.400        12/30/02         02/19/01 (c)             312,856
    40,000  Erie County IDA (Medishield)                          7.200        08/01/04         08/01/98 (b)              40,232
   660,000  Erie County IDA (Mercy Hospital)                      5.900        06/01/03         07/12/01 (c)             677,206
 2,575,000  Franklin County IDA (COP)                             8.125        08/01/06         10/09/03 (c)           2,957,439
 1,695,000  Franklin County IDA (Correctional Facilities)         6.375        11/01/02         12/16/00 (c)           1,748,732
    60,000  Franklin County IDA (Correctional Facilities)         6.750        11/01/12 (s)     11/01/02 (b)              65,565

                     6 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$ 2,120,000  Franklin County SWMA                                  6.000%       06/01/05         11/19/03 (c)         $ 2,217,160
  1,350,000  Franklin County SWMA                                  6.125        06/01/09         12/28/07 (c)           1,408,037
    130,000  Genesee County IDA (USGCP)                            7.250        05/01/14         05/01/99 (b)             136,500
    890,000  Hamilton Elderly Hsg. Corp.                          11.250        01/01/15 (s)     10/02/98 (g)             931,171
     20,000  Hempstead IDA (UCP)                                   7.500        10/01/09         09/03/99 (b)              21,028
  1,560,000  Herkimer County IDA (Burrows Paper)                   7.250        01/01/01         01/20/00 (c)           1,606,878
  1,000,000  Herkimer County IDA (Burrows Paper)                   8.000        01/01/09         10/28/05 (c)           1,092,570
  2,700,000  Herkimer Hsg. Authority                               7.150        03/01/11 (s)     04/06/05 (g)           2,963,655
    475,000  Hudson IDA (Have, Inc.)                               7.125        12/01/07         01/01/04 (c)             502,493
     90,000  Islip IDA (WJL Realty)                                7.400        03/01/99         -----                     90,766
  1,160,000  Islip Res Rec                                         5.850        07/01/02         -----                  1,234,020
    250,000  Jamestown GO                                          7.000        03/15/00         -----                    262,078
    330,000  Jamestown GO                                          7.000        03/15/99         -----                    337,600
  3,045,000  Jamestown Hsg. Authority                              6.125        07/01/10         08/17/05 (c)           3,169,449
    460,000  Jefferson County IDA (Stature Electric)               7.500        08/01/99         08/01/98 (b)             465,948
     79,440  Locke Fire District #1 (i)                            7.500        07/01/02         09/21/00 (c)              85,191
  1,300,000  Lockport HDC                                          6.000        10/01/18         10/01/09 (b)           1,351,103
 18,265,000  Long Island Power Authority                           5.750        12/01/24         06/01/08 (b)          19,210,031
  1,640,000  Madison County IDA (Morrisville College)              6.750        07/01/07         07/27/03 (c)           1,729,413
    210,000  Medina Hsg. Corp.                                     8.250        08/15/11 (s)     08/15/98 (b)             217,942
    595,000  Middleton IDA (Fleurchem)                             7.125        12/01/08         09/05/04 (c)             629,712
    700,000  Middleton IDA (Southwinds)                            7.250        03/01/03         04/21/01 (c)             738,003
      5,000  Monroe County Airport                                 0.000        01/01/04         -----                      3,952
     30,000  Monroe County GO                                      6.100        05/01/03         -----                     30,536
  2,815,000  Monroe County IDA (Al Sigl Center)                    6.125        12/15/08         07/13/04 (c)           3,057,259
  1,210,000  Monroe County IDA (Al Sigl Center)                    6.375        12/15/05         10/11/02 (c)           1,268,721
  1,135,000  Monroe County IDA (Al Sigl Center)                    6.750        12/15/10         01/31/09 (c)           1,212,634
     10,000  Monroe County IDA (Cohber)                            7.500        12/01/00         12/01/98 (b)              10,273
    100,000  Monroe County IDA (Cohber)                            7.550        12/01/01         12/01/98 (b)             102,380
    788,156  Monroe County IDA (Emil Muller)                       6.500        10/01/04         11/21/01 (c)             789,520
    820,000  Monroe County IDA (Geva Theatre)                      7.750        04/01/02         11/02/00 (c)             822,706
    360,000  Monroe County IDA (Geva Theatre)                      7.750        04/01/03         -----                    361,188
     10,256  Monroe County IDA (Palmer)                            6.500        08/01/98         07/16/98 (c)              10,263
  2,010,000  Monroe County IDA (Piano Works)                       6.625        11/01/06         04/08/03 (c)           2,137,555
    300,000  Monroe County IDA (Roberts Wesleyan College)          6.200        09/01/05         -----                    309,342
    195,000  Monroe County IDA (West End Business)                 6.750        12/01/04         04/01/02 (c)             207,396
    885,000  Montgomery County IDA (Amsterdam)                     6.500        01/15/03         02/17/01 (c)             903,983
     50,000  MTA Service Contract                                  7.000        07/01/09 (s)     07/01/01 (b)              55,040
     75,000  MTA Service Contract, Series 5                        6.000        07/01/18 (s)     07/01/01 (b)              76,763
     50,000  MTA Service Contract, Series 7                        5.625        07/01/16 (s)     07/01/05 (b)              51,264
     45,000  MTA Service Contract, Series L                        6.000        07/01/15 (s)     01/01/99 (b)              45,044
 12,845,000  MTA Service Contract, Series P                        5.750        07/01/15 (s)     07/01/05 (b)          13,316,155
    150,000  MTA Service Contract, Series P                        5.750        07/01/15 (s)     07/01/05 (b)             155,502
  2,785,000  MTA Service Contract, Series R                        5.200        07/01/08         -----                  2,882,976
  5,160,000  MTA Service Contract, Series R                        5.200        07/01/08         -----                  5,341,529
  2,915,000  MTA Service Contract, Series R                        5.300        07/01/09         -----                  3,033,407
  1,420,000  MTA Service Contract, Series R                        5.300        07/01/09         -----                  1,477,680
  7,945,000  MTA Transportation Facility Revenue, Series A         5.500        07/01/14         07/01/10 (b)           8,220,453
  5,000,000  MTA Transportation Facility Revenue, Series A         5.500        07/01/15         07/01/10 (b)           5,146,200
     15,000  MTA Transportation Facility Revenue, Series G         5.500        07/01/13 (s)     01/01/99 (b)              15,004

                     7 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    15,000  MTA Transportation Facility Revenue, Series G         5.500%       07/01/14         01/01/99 (b)         $    15,003
     60,000  MTA Transportation Facility Revenue, Series G         5.500        07/01/15         01/01/99 (b)              60,011
    310,000  MTA Transportation Facility Revenue, Series G         5.500        07/01/15         01/01/99 (b)             310,099
     15,000  MTA Transportation Facility Revenue, Series H         5.500        07/01/14         08/01/98 (b)              15,003
     65,000  MTA Transportation Facility Revenue, Series K         6.250        07/01/11 (s)     07/01/02 (b)              69,508
    345,000  MTA (Special Obligation)                              6.875        01/01/08 (s)     01/01/00 (b)             367,004
     20,000  Nassau County GO                                      6.375        05/15/13         05/15/02 (b)              21,779
    390,000  Nassau County IDA (ACLDD)                             7.250        10/01/04         01/02/02 (c)             413,950
    895,000  New Rochelle IDA (CNR)                                6.000        07/01/02         01/26/01 (c)             950,401
    260,000  New Rochelle IDA (CNR)                                6.300        07/01/03         -----                    281,967
    275,000  New Rochelle IDA (CNR)                                6.400        07/01/04         -----                    298,653
    245,000  Newark Sr. Citizens Hsg. Corp.                        9.000        03/01/11         09/01/98 (b)             260,864
  1,750,000  Niagara County IDA (Sevenson Hotel)                   5.750        05/01/03         04/30/01 (c)           1,777,475
  1,290,000  Niagara Falls HDC (Niagara Towers)                    5.150        10/01/10         01/23/09 (c)           1,298,063
    115,000  Niagara Frontier Transit Authority                    7.000        02/15/00         08/15/98 (b)             117,597
    665,000  North Babylon Volunteer Fire Co.                      5.000        08/01/07         11/21/03 (c)             682,310
    575,000  North Country Devel. Authority                        6.600        07/01/02         -----                    602,554
    995,000  North Country Devel. Authority                        6.750        07/01/12 (s)     07/01/99 (b)           3,142,923
  1,500,000  NYC GO                                                0.000        02/01/01         -----                  1,352,595
  1,460,000  NYC GO                                                0.000        02/01/02         -----                  1,258,257
  1,000,000  NYC GO                                                0.000        02/01/03         -----                    821,270
    170,000  NYC GO                                                0.000        04/01/00         -----                    158,872
    630,000  NYC GO                                                0.000        04/01/01         -----                    564,316
  2,000,000  NYC GO                                                0.000        08/15/00         -----                  1,842,400
     50,000  NYC GO                                                0.000        08/15/01         -----                     44,125
 18,125,000  NYC GO                                                5.125        08/01/10         02/01/10 (b)          18,489,494
     15,000  NYC GO                                                5.600        12/01/10         12/01/98 (b)              15,044
     15,000  NYC GO                                                5.625        08/01/14         08/01/06 (b)              15,501
     10,000  NYC GO                                                5.625        10/01/13         10/01/05 (b)              10,354
    100,000  NYC GO                                                5.750        02/01/14 (s)     02/01/08 (b)             105,224
    100,000  NYC GO                                                5.750        02/01/15 (s)     02/01/08 (b)             104,991
     70,000  NYC GO                                                5.750        02/01/19 (s)     02/01/08 (b)              73,062
     90,000  NYC GO                                                5.750        05/15/12         05/15/05 (b)              93,695
     35,000  NYC GO                                                5.750        05/15/13         05/15/05 (b)              36,519
    465,000  NYC GO                                                5.750        08/01/13         08/01/09 (b)             493,337
     25,000  NYC GO                                                5.750        08/01/15         08/01/05 (b)              26,244
    170,000  NYC GO                                                5.750        08/01/15         08/01/05 (b)             176,647
    140,000  NYC GO                                                5.750        08/15/11         08/15/05 (b)             146,999
     20,000  NYC GO                                                5.750        08/15/12         08/15/05 (b)              20,943
    280,000  NYC GO                                                5.750        08/15/13         08/15/05 (b)             291,844
     55,000  NYC GO                                                5.750        08/15/13         10/15/09 (b)              58,232
     80,000  NYC GO                                                5.750        08/15/13         08/15/05 (b)              83,384
  1,665,000  NYC GO                                                5.750        08/15/14         08/15/05 (b)           1,731,384
     45,000  NYC GO                                                5.750        08/15/14         08/15/05 (b)              46,794
     75,000  NYC GO                                                5.750        08/15/15         08/15/05 (b)              77,945
    605,000  NYC GO                                                5.750        08/15/16         08/15/05 (b)             627,657
     60,000  NYC GO                                                5.800        08/01/13         08/01/05 (b)              62,704
    445,000  NYC GO                                                5.875        03/15/13         03/15/08 (b)             474,913
    100,000  NYC GO                                                5.875        03/15/13         03/15/08 (b)             106,722
    500,000  NYC GO                                                5.875        08/15/16 (s)     08/15/08 (b)             535,120

                     8 Limited Term New York Municipal Fund


STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    55,000  NYC GO                                                6.000 %      02/01/11         02/01/06 (b)         $    59,454
     75,000  NYC GO                                                6.000        02/15/11         02/15/07 (b)              80,268
    105,000  NYC GO                                                6.000        02/15/12         02/15/07 (b)             112,008
     35,000  NYC GO                                                6.000        02/15/14         02/15/07 (b)              37,173
     40,000  NYC GO                                                6.000        02/15/15         02/15/07 (b)              42,367
  1,750,000  NYC GO                                                6.000        04/15/09         -----                  1,912,540
     35,000  NYC GO                                                6.000        05/15/15         05/15/05 (b)              36,854
     55,000  NYC GO                                                6.000        05/15/19         05/15/03 (a)              60,134
     10,000  NYC GO                                                6.000        05/15/19         05/15/03 (b)              10,556
     45,000  NYC GO                                                6.000        08/01/06         08/01/99 (b)              45,961
     40,000  NYC GO                                                6.000        08/01/06         08/01/99 (a)              40,990
     50,000  NYC GO                                                6.000        08/01/06         08/01/99 (b)              51,154
      5,000  NYC GO                                                6.000        08/01/06         08/01/99 (a)               5,124
     30,000  NYC GO                                                6.000        08/01/10         08/01/05 (b)              31,911
     30,000  NYC GO                                                6.000        08/01/11         08/01/98 (b)              30,046
      5,000  NYC GO                                                6.000        08/01/11         08/01/98 (b)               5,008
     30,000  NYC GO                                                6.000        08/01/12         08/01/98 (b)              30,051
     55,000  NYC GO                                                6.000        08/01/14         08/01/98 (a)              55,109
     50,000  NYC GO                                                6.000        08/01/16 (s)     08/01/08 (b)              54,053
  1,130,000  NYC GO                                                6.000        08/01/17 (s)     08/01/07 (b)           1,214,151
  1,530,000  NYC GO                                                6.000        08/01/17 (s)     08/01/07 (b)           1,643,939
    100,000  NYC GO                                                6.125        08/01/10         08/01/06 (b)             107,875
     65,000  NYC GO                                                6.125        08/01/11         08/01/06 (b)              70,012
     50,000  NYC GO                                                6.250        04/01/16         04/01/08 (b)              54,197
  2,500,000  NYC GO                                                6.250        08/01/08         08/01/06 (b)           2,794,575
 10,550,000  NYC GO                                                6.250        08/01/09         08/01/06 (b)          11,793,107
    205,000  NYC GO                                                6.250        08/01/10         08/01/08 (b)             226,449
     75,000  NYC GO                                                6.250        08/01/10         08/01/04 (b)              82,606
  2,000,000  NYC GO                                                6.250        08/01/12         08/01/06 (b)           2,195,140
  4,265,000  NYC GO                                                6.250        08/01/13         08/01/06 (b)           4,669,151
     10,000  NYC GO                                                6.250        08/01/16         08/01/02 (b)              10,736
     40,000  NYC GO                                                6.250        08/01/17 (s)     08/01/08 (b)              43,762
     45,000  NYC GO                                                6.250        08/01/19         08/01/02 (b)              48,313
     75,000  NYC GO                                                6.250        08/01/21         08/01/02 (b)              79,100
     45,000  NYC GO                                                6.250        10/01/08         10/01/02 (b)              49,250
  1,050,000  NYC GO                                                6.300        08/15/08         08/15/05 (b)           1,158,528
     45,000  NYC GO                                                6.375        02/15/06         02/15/05 (a)              50,712
    955,000  NYC GO                                                6.375        02/15/06         -----                  1,057,863
     90,000  NYC GO                                                6.375        08/01/06         08/01/04 (a)              98,825
    530,000  NYC GO                                                6.375        08/01/06         08/01/02 (b)             575,596
  1,475,000  NYC GO                                                6.375        08/01/07         08/01/02 (b)           1,585,817
    640,000  NYC GO                                                6.375        08/01/07         08/01/02 (a)             702,752
  1,495,000  NYC GO                                                6.375        08/01/10         08/01/05 (b)           1,664,204
    395,000  NYC GO                                                6.375        08/01/10         08/01/05 (a)             447,902
  2,100,000  NYC GO                                                6.375        08/01/12         08/15/05 (a)           2,382,450
  7,900,000  NYC GO                                                6.375        08/01/12         08/15/05 (b)           8,714,253
    575,000  NYC GO                                                6.375        08/15/09         08/15/05 (a)             652,338
 12,925,000  NYC GO                                                6.375        08/15/09         08/15/05 (b)          14,397,933
    215,000  NYC GO                                                6.375        08/15/10         08/15/05 (a)             243,918
    815,000  NYC GO                                                6.375        08/15/10         08/15/05 (b)             907,877

                     9 Limited Term New York Municipal Fund


STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    20,000  NYC GO                                                6.375 %      08/15/11         08/15/05 (a)         $    22,690
    115,000  NYC GO                                                6.375        08/15/11         08/15/05 (b)             127,220
    435,000  NYC GO                                                6.500        02/15/08         02/15/05 (b)             484,929
    490,000  NYC GO                                                6.500        02/15/08         02/15/05 (a)             555,694
     95,000  NYC GO                                                6.500        08/01/05         08/01/02 (b)             103,613
     15,000  NYC GO                                                6.500        08/01/05         08/01/02 (a)              16,541
     20,000  NYC GO                                                6.500        08/01/06         08/01/02 (b)              21,813
     95,000  NYC GO                                                6.500        08/01/08         08/01/02 (b)             103,613
     20,000  NYC GO                                                6.500        08/01/08         08/01/02 (a)              22,054
  8,725,000  NYC GO                                                6.500        08/01/11         08/01/02 (b)           9,481,807
  4,275,000  NYC GO                                                6.500        08/01/11         08/01/02 (a)           4,714,085
     35,000  NYC GO                                                6.500        08/01/12         08/01/02 (a)              38,595
     65,000  NYC GO                                                6.500        08/01/12         08/01/02 (b)              70,461
     25,000  NYC GO                                                6.500        08/01/13         08/01/02 (a)              27,568
     55,000  NYC GO                                                6.500        08/01/13         08/01/02 (b)              59,771
     20,000  NYC GO                                                6.500        08/01/14         08/01/05 (a)              22,830
     80,000  NYC GO                                                6.500        08/01/14         08/15/05 (b)              88,808
     10,000  NYC GO                                                6.500        08/01/16         08/01/05 (a)              11,415
     40,000  NYC GO                                                6.500        08/01/16         08/01/05 (b)              44,404
     80,000  NYC GO                                                6.500        08/01/19 (s)     08/01/07 (b)              88,808
      5,000  NYC GO                                                6.500        12/01/15         12/01/98 (b)               5,085
    600,000  NYC GO                                                6.600        02/15/10         02/15/05 (a)             683,874
    845,000  NYC GO                                                6.600        02/15/10 (s)     02/15/05 (b)             946,763
  9,875,000  NYC GO                                                6.600        10/01/16         10/01/02 (b)          10,755,159
  4,125,000  NYC GO                                                6.600        10/01/16         10/01/02 (a)           4,578,008
  3,350,000  NYC GO                                                6.625        02/15/14         02/15/05 (b)           3,729,790
  6,650,000  NYC GO                                                6.625        02/15/14         02/15/05 (a)           7,589,047
    350,000  NYC GO                                                6.625        08/01/13         08/01/04 (a)             388,560
    130,000  NYC GO                                                6.625        08/01/13         08/01/04 (b)             142,797
      5,000  NYC GO                                                6.750        01/15/12         07/15/98 (b)               5,072
     90,000  NYC GO                                                6.750        10/01/05         10/01/02 (b)              99,273
  1,460,000  NYC GO                                                6.750        10/01/05         10/01/02 (a)           1,628,805
     40,000  NYC GO                                                6.750        10/01/06         10/01/02 (b)              43,786
    685,000  NYC GO                                                6.750        10/01/06         10/01/02 (a)             764,200
      5,000  NYC GO                                                6.750        10/01/17         10/01/04 (b)               5,369
     45,000  NYC GO                                                6.750        10/01/17         10/01/02 (a)              50,203
    100,000  NYC GO                                                7.000        02/01/00         08/01/98 (b)             101,264
     50,000  NYC GO                                                7.000        02/01/00         08/01/98 (b)              50,621
    425,000  NYC GO                                                7.000        02/01/01         08/01/98 (b)             430,219
     65,000  NYC GO                                                7.000        02/01/01         08/01/98 (b)              69,834
      5,000  NYC GO                                                7.000        02/01/02         08/01/98 (b)               5,492
     35,000  NYC GO                                                7.000        02/01/03         08/01/98 (b)              35,448
  2,860,000  NYC GO                                                7.000        02/01/06         02/01/02 (a)           3,171,769
    390,000  NYC GO                                                7.000        02/01/06         02/01/02 (b)             428,598
      5,000  NYC GO                                                7.000        02/01/09         08/01/98 (b)               5,059
      5,000  NYC GO                                                7.000        02/01/11         08/01/98 (a)               5,063
     30,000  NYC GO                                                7.000        02/01/12         08/01/98 (b)              30,373
  2,000,000  NYC GO                                                7.000        02/01/16         02/01/02 (b)           2,183,100
     15,000  NYC GO                                                7.000        02/01/17         02/01/02 (b)              16,373
     20,000  NYC GO                                                7.000        02/01/18         02/01/02 (b)              21,831

                    10 Limited Term New York Municipal Fund


STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    10,000  NYC GO                                                7.000 %      08/01/00         08/01/98 (b)        $    10,100
    365,000  NYC GO                                                7.000        08/01/07         -----                    424,809
     15,000  NYC GO                                                7.000        08/01/09         08/01/98 (b)              15,150
      5,000  NYC GO                                                7.000        08/01/16         08/01/02 (b)               5,506
     10,000  NYC GO                                                7.000        08/01/16         08/01/02 (a)              11,234
     20,000  NYC GO                                                7.000        08/15/02         08/15/98 (b)              20,279
      5,000  NYC GO                                                7.000        08/15/07         08/01/98 (b)               5,050
  1,035,000  NYC GO                                                7.000        08/15/16         08/15/04 (a)           1,199,555
     15,000  NYC GO                                                7.000        08/15/99         08/15/98 (b)              15,174
    690,000  NYC GO                                                7.000        10/01/09         10/01/02 (a)             775,871
     40,000  NYC GO                                                7.000        10/01/09         10/01/02 (b)              44,505
     50,000  NYC GO                                                7.000        10/01/10         10/01/02 (a)              56,223
      5,000  NYC GO                                                7.000        10/01/10         10/01/02 (b)               5,563
  8,630,000  NYC GO                                                7.000        10/01/13         10/01/02 (a)           9,704,004
    515,000  NYC GO                                                7.000        10/01/13         10/01/02 (b)             568,359
     25,000  NYC GO                                                7.000        10/01/14         10/01/02 (a)              28,111
     25,000  NYC GO                                                7.000        10/01/15         10/01/99 (b)              25,960
     65,000  NYC GO                                                7.000        10/01/16         10/01/99 (b)              67,334
     35,000  NYC GO                                                7.000        10/01/18         10/01/99 (b)              36,344
     15,000  NYC GO                                                7.000        10/01/19         10/01/99 (b)              15,539
     35,000  NYC GO                                                7.000        12/01/06         12/01/98 (b)              35,756
      5,000  NYC GO                                                7.000        12/01/08         12/01/98 (b)               5,101
      5,000  NYC GO                                                7.000        12/01/10         12/01/98 (b)               5,101
     10,000  NYC GO                                                7.100        02/01/04         08/01/98 (b)              10,121
  2,010,000  NYC GO                                                7.100        02/01/09         02/01/02 (a)           2,235,743
    265,000  NYC GO                                                7.100        02/01/09         02/01/02 (b)             292,099
    170,000  NYC GO                                                7.100        02/01/10         02/01/02 (a)             189,093
     30,000  NYC GO                                                7.100        02/01/10         02/01/02 (b)              33,068
    100,000  NYC GO                                                7.100        08/15/07         08/15/04 (a)             115,965
      5,000  NYC GO                                                7.200        02/01/05         08/01/98 (a)               5,064
     20,000  NYC GO                                                7.200        02/01/15         02/01/02 (a)              22,312
     25,000  NYC GO                                                7.200        08/01/01         08/01/98 (b)              26,978
     30,000  NYC GO                                                7.200        08/01/02         08/01/00 (b)              32,219
      5,000  NYC GO                                                7.200        08/01/02         08/01/00 (a)               5,402
  1,450,000  NYC GO                                                7.200        08/15/08         08/15/04 (b)           1,689,236
      5,000  NYC GO                                                7.250        02/01/07         08/01/98 (b)               5,060
    100,000  NYC GO                                                7.250        02/01/07         08/01/98 (b)             101,301
     15,000  NYC GO                                                7.250        08/15/17         08/15/99 (b)              15,777
  5,000,000  NYC GO                                                7.250        08/15/19         08/15/04 (a)           5,861,900
  2,930,000  NYC GO                                                7.250        08/15/24 (s)     08/15/01 (b)           3,163,140
    940,000  NYC GO                                                7.250        08/15/24         08/15/01 (a)           1,030,146
      5,000  NYC GO                                                7.300        08/15/98         -----                      5,021
    500,000  NYC GO                                                7.400        02/01/00         -----                    525,565
    265,000  NYC GO                                                7.400        02/01/02         -----                    293,951
     20,000  NYC GO                                                7.400        02/01/02         -----                     22,044
     10,000  NYC GO                                                7.400        08/15/00         08/15/98 (b)              10,142
 10,125,000  NYC GO                                                7.500        02/01/04         02/01/02 (b)          11,293,425
      5,000  NYC GO                                                7.500        02/01/05         02/01/02 (a)               5,628
     75,000  NYC GO                                                7.500        02/01/05         02/01/02 (b)              83,655
  2,450,000  NYC GO                                                7.500        02/01/06         02/01/02 (a)           2,757,524

                    11 Limited Term New York Municipal Fund


STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$ 6,450,000  NYC GO                                                7.500%       02/01/06         02/01/02 (b)        $  7,194,330
    220,000  NYC GO                                                7.500        02/01/07         02/01/02 (b)             245,388
  2,425,000  NYC GO                                                7.500        02/01/09         02/01/02 (b)           2,704,845
    170,000  NYC GO                                                7.500        03/15/09         03/15/00 (b)             181,720
     10,000  NYC GO                                                7.500        08/01/01         08/01/99 (a)              10,548
      5,000  NYC GO                                                7.500        08/01/01         08/01/99 (b)               5,258
     50,000  NYC GO                                                7.500        08/01/04         08/01/98 (b)              50,912
      5,000  NYC GO                                                7.500        08/15/01         08/15/98 (b)               5,059
     30,000  NYC GO                                                7.500        08/15/03         08/15/99 (a)              31,699
    100,000  NYC GO                                                7.500        08/15/03         08/15/99 (b)             105,269
      5,000  NYC GO                                                7.500        08/15/05         08/15/98 (b)               5,059
     20,000  NYC GO                                                7.500        08/15/06         08/15/99 (b)              21,054
     20,000  NYC GO                                                7.500        12/01/03         12/01/98 (b)              20,325
     45,000  NYC GO                                                7.625        02/01/13         02/01/02 (a)              50,947
      5,000  NYC GO                                                7.625        02/01/13         02/01/02 (b)               5,560
  3,705,000  NYC GO                                                7.650        02/01/07         02/01/02 (a)           4,197,728
    315,000  NYC GO                                                7.650        02/01/07         02/01/02 (b)             352,904
     25,000  NYC GO                                                7.700        02/01/09         02/01/02 (b)              28,049
    275,000  NYC GO                                                7.700        02/01/09         02/01/02 (a)             312,026
     60,000  NYC GO                                                7.750        02/01/10         02/01/02 (b)              67,417
    405,000  NYC GO                                                7.750        08/15/01         08/15/99 (b)             427,441
    525,000  NYC GO                                                7.750        08/15/05         08/15/01 (a)             589,964
    125,000  NYC GO                                                7.750        08/15/05         08/15/01 (b)             139,234
     30,000  NYC GO                                                7.750        08/15/06         08/15/01 (a)              33,712
    485,000  NYC GO                                                7.750        08/15/06         08/15/01 (b)             540,227
     90,000  NYC GO                                                7.750        08/15/07         08/15/01 (b)             100,248
  1,410,000  NYC GO                                                7.750        08/15/07         02/01/03 (a)           1,584,473
  1,460,000  NYC GO                                                7.750        08/15/09         08/15/01 (a)           1,640,660
     95,000  NYC GO                                                7.750        08/15/09         08/15/01 (b)             105,818
      5,000  NYC GO                                                7.750        08/15/11         08/15/01 (b)               5,535
     40,000  NYC GO                                                7.750        08/15/11         08/15/01 (a)              44,950
     75,000  NYC GO                                                7.750        08/15/12         08/15/01 (b)              83,029
    105,000  NYC GO                                                7.750        08/15/12         08/15/01 (a)             117,993
     30,000  NYC GO                                                7.875        08/01/00         08/01/98 (b)              30,547
     75,000  NYC GO                                                7.875        08/01/04         08/01/00 (b)              81,538
    200,000  NYC GO                                                8.000        08/01/01         08/01/98 (b)             203,668
    320,000  NYC GO                                                8.000        08/01/03         08/01/01 (b)             358,365
  1,365,000  NYC GO                                                8.000        08/01/03         08/01/01 (a)           1,542,000
     25,000  NYC GO                                                8.000        08/01/03         08/01/98 (b)              25,459
      5,000  NYC GO                                                8.250        08/01/11         08/01/01 (b)               5,601
     50,000  NYC GO                                                8.250        11/15/10         11/15/01 (a)              57,377
     60,000  NYC GO                                                8.250        11/15/10         11/15/01 (b)              68,207
  1,340,000  NYC GO CAB                                            0.000 (t)    05/15/14         05/15/08 (b)           1,099,135
     10,000  NYC GO DIAMONDS                                       0.000 (t)    08/01/07         08/01/02 (b)               8,332
 11,870,000  NYC GO Indexed Flt.                                   5.850 (r)    08/15/10         08/15/05 (b)          12,216,960
  2,000,000  NYC GO LIMO                                           0.000 (t)    02/01/04         02/01/00 (b)           1,992,420
  1,950,000  NYC GO LIMO                                           0.000 (t)    02/01/07         02/01/02 (e)           1,674,407
     50,000  NYC GO PRAMS                                          0.000 (t)    02/01/12         02/01/02 (b)              43,707
     30,000  NYC GO PRAMS                                          0.000 (t)    08/01/06         08/01/98 (b)              30,338
    115,000  NYC GO PRAMS                                          0.000 (t)    10/01/06         10/01/02 (b)              95,717

                    12 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$ 5,045,000  NYC HDC                                               5.700%       11/01/13 (s)     05/01/05 (b)        $  5,185,251
    520,000  NYC HDC                                               5.750        04/01/07         05/22/03 (c)             538,751
  1,540,000  NYC HDC                                               5.850        05/01/26 (s)     05/01/05 (b)           1,588,803
  1,665,000  NYC HDC                                               6.550        10/01/15 (s)     04/01/03 (b)           1,773,608
    110,000  NYC HDC                                               7.300        06/01/10 (s)     06/01/01 (b)             117,513
     30,000  NYC HDC                                               7.350        06/01/19 (s)     06/01/01 (b)              32,005
  1,680,000  NYC HDC                                               7.900        02/01/23 (s)     01/24/00 (g)           1,762,001
    710,000  NYC HDC                                               8.100        09/01/23 (s)     08/20/00 (g)             752,756
  1,970,000  NYC HDC (Pass Through Certificate) (i)                6.500        09/20/03         11/20/02 (c)           2,057,409
  9,810,000  NYC HDC, Series A                                     5.500        11/01/09 (s)     05/01/08 (b)          10,186,704
  5,000,000  NYC HDC, Series A                                     5.625        05/01/12 (s)     05/01/08 (b)           5,192,850
  2,600,000  NYC Health & Hospital Corp.                           5.625        02/15/13 (s)     02/15/05 (b)           2,738,424
  1,000,000  NYC Housing Authority, Series A                       5.650        07/01/10 (s)     05/17/09 (g)           1,043,310
  1,265,000  NYC IDA Composite Offering XIV, Series C              7.625        11/01/09 (s)     11/01/98 (b)           1,290,338
  1,065,000  NYC IDA (ALA Realty)                                  7.000        12/01/05         10/03/02 (c)           1,153,970
  5,220,000  NYC IDA (American Airlines)                           8.000        07/01/20         01/01/99 (b)           5,426,294
    575,000  NYC IDA (Amster Novelty)                              7.375        12/01/05         07/27/02 (c)             570,400
    790,000  NYC IDA (Atlantic Veal & Lamb)                        7.250        12/01/08         08/11/04 (c)             837,345
    405,000  NYC IDA (BHMS)                                        7.500        01/01/07         06/16/03 (c)             424,331
  2,095,000  NYC IDA (Blood Center)                                6.800        05/01/02         11/28/00 (c)           2,289,165
    760,000  NYC IDA (CCM)                                         7.250        12/01/06         06/13/03 (c)             806,877
    360,000  NYC IDA (CNR)                                         6.200        09/01/10 (s)     06/26/07 (g)             392,836
    615,000  NYC IDA (College of Aeronautics)                      5.350        05/01/12         05/01/10 (b)             625,664
    450,000  NYC IDA (College of Aeronautics)                      5.375        05/01/13         05/01/10 (b)             457,565
  1,093,514  NYC IDA (Cummins Engine)                              6.500        03/01/05         02/09/02 (c)           1,106,571
    895,000  NYC IDA (EPG)                                         7.400        07/30/02         09/18/00 (c)             966,170
  1,000,000  NYC IDA (Essie Cosmetics)                             5.500        11/01/08         10/13/04 (c)           1,004,250
  1,965,000  NYC IDA (Friends Seminary School)                     6.125        12/01/07         11/30/03 (c)           1,985,849
  1,550,000  NYC IDA (Gabrielli Truck Sales)                       7.250        12/01/07         01/02/04 (c)           1,627,221
  1,835,000  NYC IDA (JBFS)                                        6.500        12/15/02         01/30/01 (c)           1,962,092
    470,000  NYC IDA (Koenig Manufacturing)                        7.375        12/01/10         01/12/06 (c)             498,679
     25,000  NYC IDA (Lighthouse)                                  6.375        07/01/10 (s)     07/01/04 (b)              26,775
  1,340,000  NYC IDA (Little Red Schoolhouse)                      5.750        11/01/07         03/15/04 (c)           1,343,819
    435,000  NYC IDA (OHEL)                                        7.125        03/15/03         05/08/01 (c)             448,141
     17,013  NYC IDA (Paper Enterprises)                          10.000        11/01/98         09/16/98 (c)              17,434
  3,130,000  NYC IDA (Plaza Packaging)                             7.650        12/01/09 (s)     11/12/99 (g)           3,314,138
    720,000  NYC IDA (Promotional Slideguide)                      7.000        12/01/05         10/13/02 (c)             773,352
     55,000  NYC IDA (Sharif Designs)                              7.375        11/01/09         01/01/99 (b)              55,133
    240,000  NYC IDA (Streamline Plastics)                         7.125        12/01/05         10/08/02 (c)             254,762
  3,415,000  NYC IDA (St. Bernard's School)                        6.125        12/01/11         05/18/06 (c)           3,429,206
     50,000  NYC IDA (St. Christopher Ottilie Project)             6.750        07/01/99         -----                     51,416
    620,000  NYC IDA (Terminal One Group Assoc.)                   6.000        01/01/15 (s)     01/01/06 (b)             657,002
    170,000  NYC IDA (Terminal One Group Assoc.)                   6.000        11/01/19 (s)     01/01/06 (b)             179,928
    160,000  NYC IDA (United Nations School)                       6.050        12/01/05         -----                    172,043
    170,000  NYC IDA (United Nations School)                       6.100        12/01/06         -----                    183,806
    180,000  NYC IDA (United Nations School)                       6.150        12/01/07         -----                    195,673
    100,000  NYC IDA (Visy Paper)                                  7.550        01/01/05         03/29/02 (c)             108,749
     60,000  NYC IDA , Series B                                    8.125        11/01/09 (s)     11/01/98 (b)              60,851
    275,000  NYC Municipal Water Authority                         5.750        06/15/16 (s)     06/15/07 (b)             289,234
     95,000  NYC Municipal Water Authority                         5.750        06/15/18 (s)     06/15/04 (b)              98,853

                    13 Limited Term New York Municipal Fund


STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    40,000  NYC Municipal Water Authority                         5.750%       06/15/18 (s)     06/15/04 (b)         $    41,622
     25,000  NYC Public Housing Authority                          6.000        01/01/04         07/01/99 (b)              25,791
  2,165,000  NYS COP                                               7.625        03/01/09 (s)     04/13/01 (g)           2,388,320
     25,000  NYS Dorm                                              7.125        05/15/09         05/15/99 (a)              26,238
     30,000  NYS Dorm (Adelphi University)                         8.000        07/01/02         01/01/99 (b)              30,552
     25,000  NYS Dorm (Adelphi University)                         8.200        07/01/05         01/01/99 (b)              25,464
    200,000  NYS Dorm (Adelphi University)                         8.250        07/01/06         01/01/99 (b)             203,722
    700,000  NYS Dorm (Albany County Airport Project)              5.250        04/01/11         -----                    715,358
    150,000  NYS Dorm (CDD)                                        4.750        07/01/07         -----                    152,807
  3,130,000  NYS Dorm (City University)                            5.250        07/01/14         07/01/10 (b)           3,192,882
  2,000,000  NYS Dorm (City University)                            5.500        07/01/04         -----                  2,105,260
  1,500,000  NYS Dorm (City University)                            5.500        07/01/05         -----                  1,581,885
  2,020,000  NYS Dorm (City University)                            5.500        07/01/06         -----                  2,132,272
  1,050,000  NYS Dorm (City University)                            5.600        07/01/10 (s)     07/01/05 (b)           1,091,864
  1,900,000  NYS Dorm (City University)                            6.000        07/01/10         07/01/08 (b)           2,084,015
     35,000  NYS Dorm (City University)                            6.000        07/01/16 (s)     07/01/00 (b)              35,616
     15,000  NYS Dorm (City University)                            6.000        07/01/16         07/01/00 (a)              15,603
     50,000  NYS Dorm (Dept. of Health)                            5.900        07/01/09         07/01/06 (b)              53,482
     15,000  NYS Dorm (ECC)                                        7.100        07/01/09 (s)     01/01/99 (b)              15,047
     25,000  NYS Dorm (Higher Education)                           8.500        06/01/03 (s)     12/01/98 (b)              25,216
  1,000,000  NYS Dorm (Ideal Senior Living Center)                 5.900        08/01/26         08/01/06 (b)           1,056,690
     90,000  NYS Dorm (Iroquois Nursing)                           7.000        02/01/15         02/01/01 (b)              96,817
     40,000  NYS Dorm (Jewish Geriatric)                           7.150        08/01/14         08/01/04 (b)              45,690
     50,000  NYS Dorm (Jewish Geriatric)                           7.350        08/01/29         08/01/04 (b)              57,853
     20,000  NYS Dorm (JGB Health Facilities)                      7.000        07/01/09 (s)     01/01/99 (b)              20,049
     10,000  NYS Dorm (L.I. Medical Center)                        7.000        08/15/99         -----                     10,282
    385,000  NYS Dorm (L.I. Medical Center)                        7.625        08/15/08         08/15/98 (b)             396,396
  5,775,000  NYS Dorm (L.I. Medical Center)                        7.750        08/15/27         08/15/98 (b)           5,947,673
     25,000  NYS Dorm (Manhattan College)                          6.500        07/01/19 (s)     07/01/04 (b)              27,097
    750,000  NYS Dorm (MEET)                                       5.375        07/01/12         06/18/10 (c)             753,398
     75,000  NYS Dorm (MHMC)                                       8.625        07/01/10 (s)     01/01/99 (b)              75,256
 10,000,000  NYS Dorm (Montefiore Medical Center)                  5.250        02/01/15         02/15/09 (b)          10,133,300
     35,000  NYS Dorm (Mount Sinai)                                6.750        07/01/15 (s)     07/01/01 (b)              38,070
     50,000  NYS Dorm (Nursing Homes)                              5.500        07/01/10 (s)     07/01/07 (b)              52,330
    225,000  NYS Dorm (NY Medical College)                         6.875        07/01/03         -----                    249,410
  1,150,000  NYS Dorm (Nyack Hospital)                             6.250        07/01/13 (s)     03/31/08 (g)           1,236,756
     75,000  NYS Dorm (Park Ridge Hsg. Project)                    7.850        02/01/29         02/01/99 (b)              77,986
  1,080,000  NYS Dorm (PCP)                                        7.800        12/01/05 (s)     12/01/98 (b)           1,116,839
      5,000  NYS Dorm (Rochester General Hospital)                 8.750        07/01/02 (s)     01/01/99 (b)               5,444
  1,150,000  NYS Dorm (State University)                           5.750        05/15/10         05/15/08 (b)           1,238,332
  3,600,000  NYS Dorm (State University)                           5.750        05/15/16 (s)     05/15/08 (b)           3,766,752
    590,000  NYS Dorm (State University)                           6.000        05/15/17         05/15/00 (b)             600,768
  8,730,000  NYS Dorm (State University)                           6.375        05/15/14         05/15/03 (a)           9,736,133
    115,000  NYS Dorm (State University)                           7.000        05/15/16 (s)     05/15/00 (b)             122,997
  2,935,000  NYS Dorm (State University)                           7.000        05/15/16 (s)     05/15/00 (b)           3,125,335
     70,000  NYS Dorm (State University)                           7.125        05/15/09         05/15/99 (b)              73,413
     85,000  NYS Dorm (St. Francis G&H)                            7.375        08/01/10         08/01/00 (b)              92,466
     25,000  NYS Dorm (St. Vincent Hospital)                       7.375        08/01/11         08/01/01 (b)              27,849
  3,840,000  NYS Dorm (Suffolk-Judicial)                           9.000        10/15/01 (s)     10/15/98 (b)           4,186,330
    165,000  NYS Dorm (Suffolk-Judicial)                           9.000        10/15/01 (s)     10/15/98 (b)             182,556

                     14 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000  NYS Dorm (Suffolk-Judicial)                           9.250%       04/15/06 (s)     10/15/98 (b)         $ 1,671,210
  1,000,000  NYS Dorm (Teresian House)                             5.250        07/01/17         11/02/13 (c)             995,830
     55,000  NYS Dorm (UCC)                                        5.625        07/01/12 (s)     07/01/04 (b)              58,414
    280,000  NYS Dorm (UCC)                                        5.625        07/01/14 (s)     07/01/06 (b)             289,559
  1,250,000  NYS Dorm (UCC)                                        6.200        07/01/15 (s)     07/01/05 (b)           1,351,925
  3,305,000  NYS Dorm (United Health Services)                     5.500        08/01/17         02/01/10 (b)           3,417,965
    305,000  NYS Dorm (United Health Services)                     7.150        08/01/07         02/01/00 (a)             324,752
     80,000  NYS Dorm (United Hospital)                            6.500        09/15/10         01/01/99 (b)              80,536
    170,000  NYS Dorm (United Hospital)                            1.750        09/15/10         09/15/98 (b)             173,160
  1,150,000  NYS Dorm (University of Rochester)                    6.500        07/01/09 (s)     01/01/99 (b)           1,173,000
    145,000  NYS Dorm (University of Rochester)                    6.500        07/01/09 (s)     01/01/99 (b)             147,458
    165,000  NYS Dorm (University of Rochester)                    6.500        07/01/09 (s)     01/01/99 (b)             167,843
    885,000  NYS Dorm (Wesley Gardens Corp.)                       5.850        08/01/26         08/01/09 (b)             945,658
    200,000  NYS Environ. (Consolidated Water)                     7.150        11/01/14 (s)     11/01/06 (b)             220,248
    205,000  NYS Environ. (Huntington Res Rec)                     7.375        10/01/99         04/08/99 (c)             212,442
  7,550,000  NYS Environ. (Huntington Res Rec)                     7.500        10/01/12 (s)     10/01/99 (b)           7,963,967
  1,200,000  NYS Environ. (PCR Water)                              5.625        03/15/04         09/13/01 (c)           1,249,740
    330,000  NYS Environ. (RSP)                                    7.100        04/01/01         04/01/01 (a)             356,789
     50,000  NYS Environ. (State Park Infrastructure)              5.750        03/15/13 (s)     03/15/04 (b)              51,876
      5,000  NYS ERDA (Central Hudson G&E)                         6.250        06/01/07 (s)     12/01/98 (b)               5,008
     10,000  NYS ERDA (Central Hudson G&E)                         7.375        10/01/14         10/01/99 (b)              10,664
  6,685,000  NYS ERDA (Con Ed)                                     6.750        01/15/27         01/15/01 (b)           7,100,339
  9,290,000  NYS ERDA (Con Ed)                                     6.750        01/15/27         01/15/01 (b)           9,860,220
  6,115,000  NYS ERDA (Con Ed)                                     6.750        01/15/27         01/15/01 (b)           6,482,817
     35,000  NYS ERDA (Con Ed)                                     7.250        11/01/24         11/01/98 (b)              35,698
  1,210,000  NYS ERDA (Con Ed)                                     7.250        11/01/24         11/01/98 (b)           1,233,922
  4,250,000  NYS ERDA (Con Ed)                                     7.500        01/01/26         01/01/00 (b)           4,476,823
     25,000  NYS ERDA (LILCO)                                      6.900        08/01/22         02/01/02 (b)              27,442
    125,000  NYS ERDA (LILCO)                                      6.900        08/01/22         01/21/03 (b)             137,210
    840,000  NYS ERDA (LILCO)                                      7.150        02/01/22         06/15/02 (b)             921,740
    590,000  NYS ERDA (LILCO)                                      7.150        06/01/20         06/15/02 (b)             647,413
    175,000  NYS ERDA (LILCO)                                      7.150        09/01/19         06/15/02 (b)             192,029
    215,000  NYS ERDA (LILCO)                                      7.150        12/01/20         06/15/02 (b)             235,922
    175,000  NYS ERDA (LILCO)                                      7.500        12/01/06   (s)   12/01/98 (b)             175,359
    470,000  NYS ERDA (LILCO)                                      7.800        12/01/09   (s)   12/01/98 (b)             475,029
    425,000  NYS ERDA (LILCO)                                      8.250        10/01/12         10/01/98 (b)             429,335
  2,150,000  NYS ERDA (Niagara Mohawk)                             8.875        11/01/25         11/01/98 (b)           2,203,750
    100,000  NYS ERDA (RG&E)                                       8.125        12/01/28         12/01/98 (b)             103,589
     15,000  NYS GO                                                6.000        11/15/07         11/15/02 (b)              16,143
     40,000  NYS GO                                                6.600        12/01/14         12/01/98 (b)              41,248
     85,000  NYS HFA                                               5.875        11/01/10         11/01/01 (b)              87,031
     75,000  NYS HFA                                               5.875        11/01/11         11/01/01 (b)              76,768
     10,000  NYS HFA                                               5.875        11/01/12         11/01/01 (b)              10,232
     15,000  NYS HFA                                               6.400        11/01/02         11/01/00 (b)              15,331
     10,000  NYS HFA                                               6.400        11/01/13         11/01/98 (b)              10,216
     10,000  NYS HFA                                               6.500        11/01/00         -----                     10,220
     10,000  NYS HFA                                               6.750        11/01/00         11/01/98 (b)              10,323
     80,000  NYS HFA (Children's Rescue)                           7.400        11/01/00         -----                     82,428
     65,000  NYS HFA (Children's Rescue)                           7.500        05/01/01         -----                     67,235
    140,000  NYS HFA (Children's Rescue)                           7.500        11/01/01         -----                    145,585

                     15 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$   114,000  NYS HFA (General Housing)                             6.500%       11/01/03         -----                $   116,498
     10,000  NYS HFA (General Housing)                             6.600        11/01/05         11/01/00 (b)              10,220
     30,000  NYS HFA (General Housing)                             6.600        11/01/06         11/01/00 (b)              30,660
      6,000  NYS HFA (General Housing)                             6.750        11/01/98         -----                      6,061
  1,435,000  NYS HFA (Health Facility)                             6.000        05/01/07         -----                  1,565,269
  2,165,000  NYS HFA (Health Facility)                             6.000        05/01/08         -----                  2,358,205
 10,980,000  NYS HFA (Health Facility)                             7.900        11/01/99         05/06/99 (c)          11,305,008
  1,590,000  NYS HFA (HELP/Bronx)                                  8.050        11/01/05   (s)   11/01/99 (b)           1,668,451
     10,000  NYS HFA (H&NH)                                        5.500        11/01/05         11/01/98 (b)              10,210
     15,000  NYS HFA (H&NH)                                        5.900        11/01/03         11/01/98 (b)              15,167
     85,000  NYS HFA (H&NH)                                        5.900        11/01/05         -----                     85,932
     10,000  NYS HFA (H&NH)                                        5.900        11/01/10         11/01/99 (b)              10,108
     10,000  NYS HFA (H&NH)                                        6.375        11/01/01         -----                     10,752
    480,000  NYS HFA (H&NH)                                        6.800        11/01/01         11/01/98 (b)             490,651
    650,000  NYS HFA (H&NH)                                        6.800        11/01/02         11/01/98 (b)             664,424
     55,000  NYS HFA (H&NH)                                        6.875        11/01/04         11/01/98 (b)              56,224
     25,000  NYS HFA (H&NH)                                        6.875        11/01/05         11/01/98 (b)              25,558
     15,000  NYS HFA (H&NH)                                        6.875        11/01/06         11/01/98 (b)              15,335
  1,955,000  NYS HFA (H&NH)                                        6.875        11/01/07   (s)   11/01/98 (b)           1,979,105
      5,000  NYS HFA (H&NH)                                        6.875        11/01/08         11/01/98 (b)               5,112
     45,000  NYS HFA (H&NH)                                        6.875        11/01/09         11/01/98 (b)              46,004
     15,000  NYS HFA (H&NH)                                        6.875        11/01/10         11/01/98 (b)              15,335
    300,000  NYS HFA (H&NH)                                        6.875        11/01/11         11/01/98 (b)             306,669
     30,000  NYS HFA (H&NH)                                        6.875        11/01/99         -----                     30,524
  1,660,000  NYS HFA (H&NH)                                        7.000        11/01/17   (s)   11/01/98 (b)           1,695,192
  2,010,000  NYS HFA (Insured Mtg.)                                6.250        08/15/14   (s)   08/15/04 (b)           2,173,393
    135,000  NYS HFA (Meadow Manor)                                7.750        11/01/19   (s)   11/01/98 (b)             136,901
    135,000  NYS HFA (Monroe County Health Facilities)             7.625        05/01/05   (s)   02/29/00 (g)             146,788
    345,000  NYS HFA (Multi-Family)                                0.000        11/01/08         11/01/06 (b)             210,043
    200,000  NYS HFA (Multi-Family)                                0.000        11/01/09         11/01/06 (b)             114,620
  1,535,000  NYS HFA (Multi-Family)                                0.000        11/01/12         11/01/06 (b)             716,983
    130,000  NYS HFA (Multi-Family)                                0.000        11/01/13         11/01/06 (b)              57,114
  4,000,000  NYS HFA (Multi-Family)                                5.500        09/15/22         03/15/05 (b)           4,038,720
     65,000  NYS HFA (Multi-Family)                                5.625        09/15/13   (s)   09/15/05 (b)              67,150
    100,000  NYS HFA (Multi-Family)                                5.875        03/15/11   (s)   09/15/05 (b)             105,635
  1,000,000  NYS HFA (Multi-Family)                                6.100        08/15/16   (s)   08/15/04 (b)           1,060,380
     25,000  NYS HFA (Multi-Family)                                6.200        08/15/12   (s)   08/15/02 (b)              26,397
  1,000,000  NYS HFA (Multi-Family)                                6.450        08/15/14   (s)   08/15/02 (b)           1,053,000
    350,000  NYS HFA (Multi-Family)                                6.850        11/01/19   (s)   11/01/04 (b)             381,297
    100,000  NYS HFA (Multi-Family)                                6.950        08/15/12   (s)   08/15/02 (b)             107,684
  1,900,000  NYS HFA (Multi-Family)                                6.950        08/15/24   (s)   06/09/02 (g)           2,010,428
     40,000  NYS HFA (Multi-Family)                                7.300        11/01/04         11/01/99 (b)              41,490
    359,000  NYS HFA (Multi-Family)                                7.450        11/01/28   (s)   10/28/99 (g)             374,871
    570,000  NYS HFA (Multi-Family)                                8.000        11/01/08   (s)   09/19/00 (g)             622,714
    620,000  NYS HFA (Multi-Family)                               10.000        11/15/99   (s)   11/15/98 (b)             623,187
      5,000  NYS HFA (Non Profit)                                  6.000        11/01/12         11/01/00 (b)               5,105
     10,000  NYS HFA (Non Profit)                                  6.100        11/01/98         -----                     10,085
     45,000  NYS HFA (Non Profit)                                  6.100        11/01/99         -----                     46,441
      5,000  NYS HFA (Non Profit)                                  6.200        11/01/06         11/01/98 (b)               5,160
     40,000  NYS HFA (Non Profit)                                  6.200        11/01/08         11/01/98 (b)              41,273

                    16 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    60,000  NYS HFA (Non Profit)                                  6.200%       11/01/11         11/01/98 (b)          $   61,915
     40,000  NYS HFA (Non Profit)                                  6.400        11/01/00         -----                     40,882
     10,000  NYS HFA (Non Profit)                                  6.400        11/01/04         11/01/00 (b)              10,218
     25,000  NYS HFA (Non Profit)                                  6.400        11/01/05         11/01/00 (b)              25,545
      5,000  NYS HFA (Non Profit)                                  6.400        11/01/06         11/01/00 (b)               5,108
     10,000  NYS HFA (Non Profit)                                  6.400        11/01/08         11/01/00 (b)              10,217
     80,000  NYS HFA (Non Profit)                                  6.400        11/01/09         11/01/01 (b)              81,733
      5,000  NYS HFA (Non Profit)                                  6.400        11/01/11         11/01/00 (b)               5,108
     60,000  NYS HFA (Non Profit)                                  6.500        11/01/02         -----                     61,301
      5,000  NYS HFA (Non Profit)                                  6.500        11/01/03         -----                      5,110
     25,000  NYS HFA (Non Profit)                                  6.600        11/01/00         11/01/98 (b)              25,800
     30,000  NYS HFA (Non Profit)                                  6.600        11/01/01         -----                     30,955
     10,000  NYS HFA (Non Profit)                                  6.600        11/01/02         11/01/98 (b)              10,317
    225,000  NYS HFA (Non Profit)                                  6.600        11/01/03         -----                    232,200
     50,000  NYS HFA (Non Profit)                                  6.600        11/01/05         11/01/00 (b)              51,104
     75,000  NYS HFA (Non Profit)                                  6.600        11/01/05         11/01/98 (b)              77,403
     15,000  NYS HFA (Non Profit)                                  6.600        11/01/06         11/01/00 (b)              15,331
      5,000  NYS HFA (Non Profit)                                  6.600        11/01/07         11/01/98 (b)               5,160
     10,000  NYS HFA (Non Profit)                                  6.600        11/01/09         11/01/98 (b)              10,220
     15,000  NYS HFA (Non Profit)                                  6.600        11/01/09         11/01/98 (b)              15,481
     15,000  NYS HFA (Non Profit)                                  6.600        11/01/10         11/01/98 (b)              15,481
      5,000  NYS HFA (Non Profit)                                  6.600        11/01/11         11/01/98 (b)               5,110
     15,000  NYS HFA (Non Profit)                                  6.600        11/01/11         11/01/03 (b)              15,480
     25,000  NYS HFA (Non Profit)                                  6.600        11/01/13         11/01/98 (b)              25,800
     20,000  NYS HFA (Non Profit)                                  6.750        11/01/01         11/01/98 (b)              20,646
      5,000  NYS HFA (Non Profit)                                  6.750        11/01/05         11/01/98 (b)               5,159
      5,000  NYS HFA (Non Profit)                                  6.750        11/01/08         11/01/98 (b)               5,161
     15,000  NYS HFA (Non Profit)                                  6.750        11/01/09         11/01/98 (b)              15,482
  1,420,000  NYS HFA (Non Profit)                                  6.750        11/01/11         11/01/98 (b)           1,461,308
     61,000  NYS HFA (Non Profit)                                  6.875        11/01/10         11/01/98 (b)              62,405
     20,000  NYS HFA (Non Profit) (i)                              6.500        11/01/01         -----                     20,443
    195,000  NYS HFA (Phillips Village)                            6.700        02/15/02         -----                    204,136
    250,000  NYS HFA (Phillips Village)                            6.700        08/15/02         -----                    263,165
    175,000  NYS HFA (Phillips Village)                            6.900        02/15/04         -----                    185,255
     85,000  NYS HFA (Phillips Village)                            6.900        08/15/04         -----                     90,352
    410,000  NYS HFA (Simeon Dewitt)                               8.000        11/01/18 (s)     11/01/98 (b)             413,231
    165,000  NYS HFA (Westchester/HELP)                            7.500        11/01/00 (s)     11/01/98 (b)             167,025
     45,000  NYS HFA (Westchester/HELP)                            7.550        11/01/02 (s)     01/16/00 (g)              46,609
  5,500,000  NYS LGAC                                              5.375        04/01/14 (s)     08/15/06 (b)           5,664,615
     50,000  NYS LGAC                                              6.000        04/01/18 (s)     04/01/04 (b)              53,513
    755,000  NYS LGSC (SCSB)                                       6.375        12/15/09         02/25/05 (c)             800,934
    395,000  NYS Medcare (Beth Israel Medical Center)              7.125        11/01/06   (s)   11/01/98 (b)             399,155
    135,000  NYS Medcare (Beth Israel Medical Center)              7.200        11/01/14   (s)   11/01/98 (b)             136,393
    100,000  NYS Medcare (Brookdale Hospital)                      6.250        08/15/15         02/15/05 (b)             108,766
    260,000  NYS Medcare (Brookdale Hospital)                      6.600        02/15/03         -----                    286,944
    615,000  NYS Medcare (Brookdale Hospital)                      6.600        08/15/03         -----                    684,932
  3,050,000  NYS Medcare (Brookdale Hospital)                      6.850        02/15/17   (s)   02/15/05 (a)           3,549,102
     20,000  NYS Medcare (Buffalo General Hospital)                6.000        08/15/14         08/15/06 (b)              21,328
     10,000  NYS Medcare (Central Suffolk Hospital)                5.875        11/01/05         12/12/03 (c)               9,976
    365,000  NYS Medcare (Downtown Hospital)                       6.550        02/15/06         02/15/05 (a)             418,648

                    17 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$   945,000  NYS Medcare (Downtown Hospital)                       6.550%       08/15/06         02/15/05 (a)         $ 1,083,896
  1,915,000  NYS Medcare (Huntington Hospital)                     6.500        11/01/14   (s)   11/01/04 (b)           2,086,278
     60,000  NYS Medcare (H&NH)                                    5.650        08/15/02         -----                     62,374
    100,000  NYS Medcare (H&NH)                                    5.650        08/15/13         08/15/05 (b)             104,587
    905,000  NYS Medcare (H&NH)                                    5.750        02/15/05         -----                    932,530
  4,500,000  NYS Medcare (H&NH)                                    5.750        08/15/19   (s)   08/15/04 (b)           4,650,705
    170,000  NYS Medcare (H&NH)                                    5.950        08/15/09         08/15/04 (b)             179,115
     15,000  NYS Medcare (H&NH)                                    6.100        08/15/13   (s)   08/15/02 (b)              16,256
  1,735,000  NYS Medcare (H&NH)                                    6.125        02/15/14   (s)   02/15/04 (b)           1,856,814
     35,000  NYS Medcare (H&NH)                                    6.150        02/15/02         08/15/98 (b)              36,695
     25,000  NYS Medcare (H&NH)                                    6.200        08/15/22         08/15/02 (b)              26,642
  2,600,000  NYS Medcare (H&NH)                                    6.400        08/15/14         08/15/04 (b)           2,853,578
     75,000  NYS Medcare (H&NH)                                    6.400        11/01/14   (s)   05/01/02 (b)              81,395
     10,000  NYS Medcare (H&NH)                                    6.550        08/15/12         08/15/04 (b)              10,942
    115,000  NYS Medcare (H&NH)                                    7.100        11/01/00         -----                    117,581
     10,000  NYS Medcare (H&NH)                                    7.100        11/01/98         -----                     10,111
    760,000  NYS Medcare (H&NH)                                    7.100        11/01/99         -----                    777,070
     25,000  NYS Medcare (H&NH)                                    7.200        11/01/00         08/15/98 (b)              25,785
    685,000  NYS Medcare (H&NH)                                    7.200        11/01/01         11/01/98 (b)             700,426
     85,000  NYS Medcare (H&NH)                                    7.250        11/01/02         11/01/98 (b)              86,918
    395,000  NYS Medcare (H&NH)                                    7.250        11/01/03         11/01/98 (b)             403,911
      5,000  NYS Medcare (H&NH)                                    7.300        08/15/10   (s)   08/15/99 (b)               5,277
     45,000  NYS Medcare (H&NH)                                    7.300        08/15/11         08/15/01 (b)              48,478
     85,000  NYS Medcare (H&NH)                                    7.350        02/15/29   (s)   08/08/99 (g)              88,331
    650,000  NYS Medcare (H&NH)                                    7.400        11/01/16   (s)   11/01/98 (b)             664,807
     15,000  NYS Medcare (H&NH)                                    7.500        02/15/09         02/15/99 (b)              15,619
      5,000  NYS Medcare (H&NH)                                    7.500        02/15/09         02/15/99 (b)               5,218
     90,000  NYS Medcare (H&NH)                                    7.900        02/15/08         08/15/98 (b)              92,267
  3,865,000  NYS Medcare (H&NH)                                    8.000        02/15/27         08/15/98 (b)           3,954,397
    640,000  NYS Medcare (H&NH)                                    8.000        02/15/28         08/15/98 (b)             655,814
     35,000  NYS Medcare (H&NH)                                    8.250        08/15/99         10/01/98 (b)              35,819
    330,000  NYS Medcare (H&NH)                                    8.625        02/15/06         08/15/98 (b)             331,218
    695,000  NYS Medcare (H&NH)                                    8.875        08/15/27         08/15/98 (b)             711,576
    660,000  NYS Medcare (H&NH)                                    9.000        02/15/26         08/15/98 (b)             662,059
  2,630,000  NYS Medcare (H&NH)                                   10.000        11/01/06   (s)   11/01/98 (b)           2,799,109
  1,245,000  NYS Medcare (Insured Mtg.)                            6.600        02/15/11         02/15/01 (a)           1,324,033
     15,000  NYS Medcare (Insured Mtg.)                            7.100        02/15/00         -----                     15,727
    565,000  NYS Medcare (Insured Mtg.)                            9.375        11/01/16   (s)   11/01/98 (b)             590,046
  1,345,000  NYS Medcare (Long Beach Hospital)                     7.625        02/15/06         08/15/98 (b)           1,378,369
      5,000  NYS Medcare (Mental Health)                           0.000        02/15/03         08/15/98 (a)               3,752
      5,000  NYS Medcare (Mental Health)                           0.000        02/15/03         08/15/98 (b)               3,742
     20,000  NYS Medcare (Mental Health)                           0.000        08/15/01         -----                     16,844
      5,000  NYS Medcare (Mental Health)                           0.000        08/15/03         08/15/98 (b)               3,606
    190,000  NYS Medcare (Mental Health)                           5.550        08/15/01         08/15/98 (b)             190,209
     25,000  NYS Medcare (Mental Health)                           5.700        02/15/03         08/15/98 (b)              25,029
     65,000  NYS Medcare (Mental Health)                           6.000        02/15/11   (s)   08/15/98 (b)              65,117
  4,075,000  NYS Medcare (Mental Health)                           6.375        08/15/14   (s)   08/15/04 (b)           4,503,731
    125,000  NYS Medcare (Mental Health)                           6.375        08/15/14   (s)   08/15/04 (b)             138,469
  3,780,000  NYS Medcare (Mental Health)                           6.500        08/15/12   (s)   08/15/02 (b)           4,107,235
     90,000  NYS Medcare (Mental Health)                           6.500        08/15/24   (s)   08/15/04 (b)             100,037

                    18 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    85,000  NYS Medcare (Mental Health)                           6.850%       08/15/00         -----                $    89,735
     45,000  NYS Medcare (Mental Health)                           7.000        02/15/01         -----                     48,138
     15,000  NYS Medcare (Mental Health)                           7.100        02/15/02         08/15/99 (b)              15,796
     10,000  NYS Medcare (Mental Health)                           7.200        02/15/04         08/15/99 (b)              10,540
     50,000  NYS Medcare (Mental Health)                           7.200        08/15/00         -----                     53,005
     50,000  NYS Medcare (Mental Health)                           7.300        02/15/21   (s)   08/15/01 (b)              55,254
     40,000  NYS Medcare (Mental Health)                           7.375        02/15/14   (s)   08/06/99 (g)              42,085
     25,000  NYS Medcare (Mental Health)                           7.400        02/15/02         02/15/00 (b)              26,697
      5,000  NYS Medcare (Mental Health)                           7.400        02/15/03         08/15/01 (b)               5,519
     45,000  NYS Medcare (Mental Health)                           7.400        08/15/00         -----                     47,991
     10,000  NYS Medcare (Mental Health)                           7.500        08/15/07   (s)   02/15/01 (b)              10,974
    145,000  NYS Medcare (Mental Health)                           7.625        02/15/07         08/15/01 (b)             161,463
    100,000  NYS Medcare (Mental Health)                           7.625        02/15/08   (s)   08/15/98 (b)             102,291
     10,000  NYS Medcare (Mental Health)                           7.625        08/15/07         08/15/01 (b)              11,135
    225,000  NYS Medcare (Mental Health)                           7.625        11/01/21   (s)   11/01/98 (b)             232,139
    825,000  NYS Medcare (Mental Health)                           7.700        02/15/18   (s)   08/15/98 (b)             843,876
     25,000  NYS Medcare (Mental Health)                           7.750        08/15/10   (s)   02/15/00 (b)              26,874
    145,000  NYS Medcare (Mental Health)                           7.800        02/15/19   (s)   02/15/99 (b)             151,181
  6,045,000  NYS Medcare (Mental Health)                           7.875        08/15/20   (s)   08/15/00 (b)           6,625,139
      5,000  NYS Medcare (Mental Health)                           8.000        02/15/08         08/15/98 (b)               5,123
  1,230,000  NYS Medcare (Mental Health)                           8.250        02/15/99         08/15/98 (b)           1,258,868
  2,310,000  NYS Medcare (Mental Health)                           8.875        08/15/07   (s)   08/15/98 (b)           2,365,278
     25,000  NYS Medcare (North General Hospital)                  7.150        08/15/01         08/15/99 (a)              26,435
     10,000  NYS Medcare (North General Hospital)                  7.200        08/15/02         08/15/99 (a)              10,579
  1,030,000  NYS Medcare (North General Hospital)                  7.350        08/15/09         08/15/99 (a)           1,091,347
     40,000  NYS Medcare (North General Hospital)                  7.400        02/15/19         08/15/99 (a)              42,404
     50,000  NYS Medcare (North Shore University Hospital)         7.125        11/01/08   (s)   11/01/00 (b)              54,399
    145,000  NYS Medcare (North Shore University Hospital)         7.200        11/01/20   (s)   11/01/00 (b)             156,899
     60,000  NYS Medcare (Saranac Lake General Hospital)           7.875        11/01/10   (s)   08/09/00 (g)              65,807
     85,000  NYS Medcare (St. Luke's Hospital)                     5.600        08/15/13   (s)   11/26/04 (g)              88,750
    500,000  NYS Medcare (St. Luke's Hospital)                     5.625        08/15/18         08/15/05 (b)             516,840
     70,000  NYS Medcare (St. Luke's Hospital)                     5.625        08/15/18   (s)   11/25/04 (g)              72,105
    110,000  NYS Medcare (St. Luke's Hospital)                     7.375        02/15/19   (s)   02/15/00 (b)             116,468
     65,000  NYS Medcare (St. Luke's Hospital)                     7.400        02/15/09         02/15/00 (b)              69,248
     40,000  NYS Medcare (St. Luke's Hospital)                     7.500        11/01/11   (s)   11/01/99 (b)              42,453
    715,000  NYS Medcare (WHMC)                                    6.850        02/15/00         -----                    748,805
     80,000  NYS Medcare (WHMC)                                    6.850        08/15/00         -----                     84,817
    250,000  NYS Medcare (WHMC)                                    6.950        02/15/01         -----                    268,313
     80,000  NYS Medcare (WHMC)                                    6.950        08/15/01         -----                     86,886
     25,000  NYS Medcare (WHMC)                                    7.150        02/15/03         08/15/01 (a)              27,736
     50,000  NYS Medcare (WHMC)                                    7.150        08/15/03         08/15/01 (a)              55,472
  1,600,000  NYS Medcare (WHMC)                                    7.350        08/15/11   (s)   08/15/01 (a)           1,784,416
    530,000  NYS Thruway                                           0.000        01/01/01         -----                    474,604
    250,000  NYS Thruway                                           0.000        01/01/05         -----                    184,583
    385,000  NYS Thruway                                           0.000        01/01/06         -----                    270,309
  1,870,000  NYS Thruway                                           5.250        04/01/13         04/01/10 (b)           1,925,277
     50,000  NYS Thruway                                           5.500        04/01/15   (s)   04/01/07 (b)              51,912
    500,000  NYS Thruway                                           6.000        04/01/11         04/01/09 (b)             548,840
  3,000,000  NYS Thruway                                           6.000        04/01/12         04/01/09 (b)           3,288,510
     10,000  NYS UDC                                               0.000        01/01/00         -----                      9,372

                    19 Limited Term New York Municipal Fund


STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    30,000  NYS UDC                                               0.000%       01/01/07         -----                $    20,010
    310,000  NYS UDC                                               0.000        01/01/11         04/08/08 (c)             156,163
     20,000  NYS UDC                                               0.000        01/01/99         -----                     19,590
 17,700,000  NYS UDC                                               5.500        01/01/15   (s)   01/01/05 (b)          17,989,749
  4,000,000  NYS UDC                                               5.500        01/01/15   (s)   01/01/05 (b)           4,065,480
  5,000,000  NYS UDC                                               5.500        07/01/16   (s)   07/01/08 (b)           5,129,550
     25,000  NYS UDC (Correctional Facilities)                     0.000        01/01/03         -----                     20,678
  1,375,000  NYS UDC (Correctional Facilities)                     5.250        01/01/13   (s)   01/01/06 (b)           1,387,719
     85,000  NYS UDC (Correctional Facilities)                     5.750        01/01/13   (s)   01/01/05 (b)              88,263
     35,000  NYS UDC (South Mall)                                  0.000        01/01/03         -----                     28,195
    130,000  NYS UDC (South Mall)                                  0.000        01/01/05         -----                     94,232
     50,000  NYS UDC (South Mall)                                  0.000        01/01/05         06/24/04 (c)              36,358
    415,000  NYS UDC (South Mall)                                  0.000        01/01/11         04/08/08 (c)             207,791
     90,000  Oneida Healthcare Corp.                               7.100        08/01/11         08/01/01 (b)              97,584
  1,150,000  Oneida Herkimer SWMA                                  6.600        04/01/04         -----                  1,266,219
  3,200,000  Oneida Herkimer SWMA                                  6.750        04/01/14   (s)   04/01/03 (b)           3,472,256
  4,400,000  Onondaga County IDA (Crouse Irving Hospital)          7.900        01/01/17         01/01/01 (b)           4,919,332
    110,000  Onondaga County IDA (Sysco Foods)                     7.750        04/01/03         10/01/98 (b)             111,124
  8,650,000  Onondaga County Res Rec                               6.625        05/01/00         11/06/99 (c)           8,913,566
  8,260,000  Onondaga County Res Rec                               6.875        05/01/06         01/12/04 (c)           8,835,557
  7,120,000  Onondaga County Res Rec                               7.000        05/01/15   (s)   05/01/02 (b)           7,708,610
  1,485,000  Orange County IDA (Kingston Manufacturing)            7.250        11/01/03         07/19/01 (c)           1,535,653
     40,000  Orange County IDA (Mental Health)                     6.000        05/01/08         -----                     43,584
     10,000  Orange County IDA (Mental Health)                     6.125        05/01/16   (s)   05/01/08 (b)              10,998
    575,000  Oswego County IDA (SLRHFP)                            5.150        02/01/13         03/22/11 (c)             579,721
  1,805,000  Oswego County Res Rec                                 6.500        06/01/04         05/23/03 (c)           1,932,920
     20,000  Pendelton, NY GO                                      7.600        09/15/15         09/01/98 (b)              20,518
     50,000  Philadelphia, NY GO                                   7.500        12/15/09         -----                     61,766
     15,000  Port Authority NY/NJ                                  5.000        02/01/03   (s)   08/01/98 (b)              15,013
     75,000  Port Authority NY/NJ (Delta Airlines)                 6.950        06/01/08         06/01/02 (b)              81,926
  1,000,000  Port Authority NY/NJ (KIAC)                           6.750        10/01/11         05/03/10 (c)           1,107,730
    120,000  Port Authority NY/NJ (KIAC)                           6.750        10/01/19   (s)   10/01/06 (b)             132,503
 10,000,000  Port Authority NY/NJ (KIAC)                           7.000        10/01/07         05/02/05 (c)          11,335,200
     65,000  Port Authority NY/NJ, 39th Series                     5.800        02/01/07         08/01/98 (b)              65,118
     15,000  Port Authority NY/NJ, 46th Series                     5.500        10/01/08         10/01/98 (b)              15,353
     20,000  Port Authority NY/NJ, 51st Series                     9.000        11/01/14   (s)   11/01/99 (b)              21,296
     45,000  Port Authority NY/NJ, 52nd Series                     6.000        03/01/03   (s)   09/01/98 (b)              45,180
     25,000  Port Authority NY/NJ, 68th Series                     7.250        08/01/09         02/15/00 (b)              26,323
     15,000  Port Authority NY/NJ, 68th Series                     7.250        08/15/11         02/15/00 (b)              15,794
     90,000  Port Authority NY/NJ, 69th Series                     7.125        06/01/25   (s)   06/01/00 (b)              95,478
  9,030,000  Port Authority NY/NJ, 73rd Series                     6.750        04/15/26   (s)   04/15/01 (b)           9,640,067
    100,000  Port Authority NY/NJ, 73rd Series                     6.750        04/15/26   (s)   04/15/01 (b)             106,607
     30,000  Port Authority NY/NJ, 83rd Series                     6.375        10/15/17   (s)   10/15/02 (b)              32,608
     75,000  Port Authority NY/NJ, 83rd Series                     6.875        01/01/25   (s)   01/01/00 (b)              78,664
     15,000  Portchester Community Devel. Corp.                    8.100        08/01/10         08/05/05 (c)              16,002
  1,360,000  Putnam County IDA (Brewster Plastics)                 7.375        12/01/08         08/11/04 (c)           1,468,542
    125,000  Rensselaer Hsg. Authority (Renwyck)                   7.650        01/01/11   (s)   07/29/02 (g)             135,959
  1,440,000  Rensselaer Municipal Leasing Corp.                    6.250        06/01/04         12/28/02 (c)           1,558,742
     20,000  Riverhead Hsg. Devel. Corp.                           8.250        08/01/10   (s)   08/01/98 (g)              20,985
  3,090,000  Rochester Hsg. Authority (Crossroads)                 7.300        07/01/05         07/15/02 (c)           3,368,471

                     20 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$   795,000  Rochester Hsg. Authority (Stonewood)                  5.90 %       09/01/09         11/16/04 (c)         $   818,262
    595,000  Rockland County IDA (DC)                              7.000        03/01/03         04/21/01 (c)             647,051
    350,000  Rockland Gardens Hsg. Corp.                          10.500        05/01/11         11/01/98 (b)             371,700
     50,000  Rome, NY GO                                           6.900        12/15/07         12/15/03 (b)              56,599
    225,000  Roxbury CSD GO                                        6.400        06/15/10         06/15/05 (b)             250,232
    235,000  Roxbury CSD GO                                        6.400        06/15/11         06/15/05 (b)             260,467
    190,000  Saratoga County IDA (ARC)                             7.250        03/01/01         03/10/00 (c)             195,681
    360,000  Saratoga County IDA (City Center)                    10.000        10/01/08 (s)     10/01/99 (b)             383,936
  2,185,000  Saratoga County IDA (Saratoga Sheraton)               6.750        12/31/07         02/12/03 (c)           2,347,171
     50,000  Schodack IDA (Hamilton Printing)                      7.600        07/01/00         -----                     50,592
     60,000  Schodack IDA (Hamilton Printing)                      7.625        07/01/01         -----                     62,964
    120,000  Schuyler County IDA (Cargill)                         7.900        04/01/07         10/01/98 (b)             125,605
     10,000  SONYMA, Series 1                                      0.000        10/01/14 (s)     04/01/99 (b)               2,212
    265,000  SONYMA, Series 1                                      0.000        10/01/98         -----                    260,991
    180,000  SONYMA, Series 10-A                                   7.800        10/01/03 (s)     10/01/98 (b)             183,857
    150,000  SONYMA, Series 10-A                                   8.000        10/01/08 (s)     10/01/98 (b)             153,234
     15,000  SONYMA, Series 11                                     6.875        04/01/16 (s)     10/01/98 (b)              15,126
     30,000  SONYMA, Series 12                                     0.000        04/01/03         10/01/98 (b)              21,306
     30,000  SONYMA, Series 12                                     0.000        04/01/99         10/01/98 (b)              28,844
    100,000  SONYMA, Series 12                                     0.000        10/01/00         10/01/98 (b)              86,366
     30,000  SONYMA, Series 12                                     0.000        10/01/01         10/01/98 (b)              23,972
     60,000  SONYMA, Series 12                                     0.000        10/01/99         10/01/98 (b)              55,901
    270,000  SONYMA, Series 12                                     7.300        10/01/12 (s)     10/01/98 (b)             273,475
    295,000  SONYMA, Series 12                                     8.250        04/01/17 (s)     10/01/98 (b)             302,425
    160,000  SONYMA, Series 2                                      0.000        10/01/14 (s)     04/01/01 (b)              34,680
    745,000  SONYMA, Series 2                                      0.000        10/01/14 (s)     10/01/98 (b)             160,615
    100,000  SONYMA, Series 29-A                                   5.250        04/01/15         01/28/12 (c)             101,344
     25,000  SONYMA, Series 29-B                                   6.450        04/01/15 (s)     03/01/05 (b)              26,769
    400,000  SONYMA, Series 30-B                                   6.000        04/01/19 (s)     03/01/05 (b)             409,684
    165,000  SONYMA, Series 30-C                                   5.850        10/01/25 (s)     10/01/05 (b)             170,491
     55,000  SONYMA, Series 36-A                                   6.000        10/01/17 (s)     04/01/06 (b)              57,880
    100,000  SONYMA, Series 39                                     5.750        10/01/10 (s)     04/01/06 (b)             103,722
     50,000  SONYMA, Series 40-A                                   6.350        04/01/21 (s)     06/01/04 (b)              52,347
     30,000  SONYMA, Series 41-A                                   6.450        10/01/14 (s)     06/01/04 (b)              32,491
     40,000  SONYMA, Series 42                                     6.000        10/01/23 (s)     09/01/06 (b)              41,208
     50,000  SONYMA, Series 43                                     6.100        04/01/09         09/01/06 (b)              51,786
     25,000  SONYMA, Series 43                                     6.100        10/01/09         09/01/06 (b)              25,893
    690,000  SONYMA, Series 43                                     6.450        10/01/17 (s)     09/01/04 (b)             748,829
     25,000  SONYMA, Series 44                                     6.900        04/01/06         11/01/04 (b)              26,787
     50,000  SONYMA, Series 44                                     7.000        10/01/07         11/01/06 (b)              53,546
     25,000  SONYMA, Series 46                                     6.500        04/01/13 (s)     03/28/07 (b)              27,106
     65,000  SONYMA, Series 47                                     6.125        10/01/20 (s)     06/06/06 (b)              67,235
     20,000  SONYMA, Series 48                                     6.050        04/01/17 (s)     06/29/07 (b)              21,224
    255,000  SONYMA, Series 54                                     6.100        10/01/15 (s)     03/05/08 (g)             272,962
     50,000  SONYMA, Series 56                                     5.875        10/01/19 (s)     07/01/08 (b)              51,954
     90,000  SONYMA, Series 6                                      9.375        04/01/10         04/01/01 (c)              92,910
     50,000  SONYMA, Series 66                                     5.600        10/01/17 (s)     07/01/09 (b)              51,449
  1,000,000  SONYMA, Series 67                                     5.600        10/01/14 (s)     09/01/09 (b)           1,034,340
    500,000  SONYMA, Series 67                                     5.700        10/01/17 (s)     09/01/09 (b)             520,510
  4,000,000  SONYMA, Series 67                                     5.800        10/01/28 (s)     09/01/09 (b)           4,149,560

                    21 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    65,000  SONYMA, Series 67                                     6.375%       10/01/17 (s)     03/28/07 (b)         $    70,444
     75,000  SONYMA, Series 7 GAINS                                9.250        10/01/14 (s)     10/01/98 (b)              76,650
    250,000  SONYMA, Series 8-A                                    0.000        04/01/00         10/01/98 (b)             223,463
     85,000  SONYMA, Series 8-A                                    0.000        04/01/01         10/01/98 (b)              70,873
     85,000  SONYMA, Series 8-A                                    0.000        04/01/02         10/01/98 (b)              66,208
     30,000  SONYMA, Series 8-A                                    0.000        10/01/00         10/01/98 (b)              25,934
     70,000  SONYMA, Series 8-A                                    0.000        10/01/01         10/01/98 (b)              56,420
     70,000  SONYMA, Series 8-A                                    0.000        10/01/02         10/01/98 (b)              52,707
     20,000  SONYMA, Series 8-A                                    0.000        10/01/98         -----                     19,773
     45,000  SONYMA, Series 8-A                                    0.000        10/01/99         -----                     41,642
    365,000  SONYMA, Series 8-A                                    6.875        04/01/17 (s)     10/01/98 (b)             371,661
     80,000  SONYMA, Series 8-A                                    6.875        04/01/17 (s)     10/01/98 (b)              80,541
     90,000  SONYMA, Series 8-A                                    6.875        04/01/17 (s)     10/01/98 (b)              90,558
     50,000  SONYMA, Series 8-B                                    7.200        04/01/99         -----                     50,582
     25,000  SONYMA, Series 8-D                                    7.700        10/01/99         01/04/99 (b)              25,539
    125,000  SONYMA, Series 8-D                                    8.200        10/01/06 (s)     10/01/98 (b)             127,035
     50,000  SONYMA, Series 8-D                                    8.375        10/01/17 (s)     01/04/99 (b)              51,350
    350,000  SONYMA, Series 8-E                                    8.100        10/01/17 (s)     10/01/98 (b)             357,518
    100,000  SONYMA, Series 9-A                                    6.700        10/01/98         -----                    100,502
     25,000  SONYMA, Series 9-A                                    6.900        04/01/00         10/01/98 (b)              25,101
     20,000  SONYMA, Series 9-A                                    7.000        04/01/01         10/01/98 (b)              20,137
    200,000  SONYMA, Series 9-A                                    7.250        10/01/06 (s)     10/01/98 (b)             201,244
    295,000  SONYMA, Series 9-A                                    7.300        04/01/17 (s)     10/01/98 (b)             296,696
     10,000  SONYMA, Series 9-A                                    8.250        10/01/08 (s)     04/01/99 (b)              10,195
     85,000  SONYMA, Series 9-C                                    8.400        10/01/02 (s)     10/01/98 (b)              85,965
      5,000  SONYMA, Series 9-E                                    7.375        10/01/98         -----                      5,027
    540,000  SONYMA, Series 9-E                                    8.000        10/01/03         10/01/98 (b)             554,580
     70,000  SONYMA, Series AA                                     7.700        04/01/99         -----                     71,013
     20,000  SONYMA, Series BB-2                                   7.125        10/01/98         -----                     20,138
    355,000  SONYMA, Series BB-2                                   7.850        10/01/08 (s)     10/01/98 (b)             363,130
 12,620,000  SONYMA, Series BB-2                                   7.950        10/01/15 (s)     10/01/98 (b)          12,976,515
     65,000  SONYMA, Series EE-1                                   8.000        10/01/10 (s)     04/10/99 (g)              65,670
     20,000  SONYMA, Series EE-2                                   7.050        10/01/00         10/13/99 (c)              20,823
     85,000  SONYMA, Series EE-2                                   7.450        10/01/10 (s)     09/05/99 (g)              88,601
    155,000  SONYMA, Series EE-3                                   7.125        10/01/00         10/13/99 (c)             160,084
     50,000  SONYMA, Series EE-3                                   7.650        04/01/16 (s)     10/01/00 (b)              52,667
     50,000  SONYMA, Series EE-3                                   7.750        04/01/16 (s)     04/01/00 (b)              52,736
    125,000  SONYMA, Series EE-4                                   7.050        10/01/00         10/15/99 (c)             128,694
    115,000  SONYMA, Series EE-4                                   7.800        10/01/13 (s)     10/01/00 (b)             121,576
     50,000  SONYMA, Series FF                                     7.100        10/01/98         -----                     50,262
     20,000  SONYMA, Series FF                                     7.850        10/01/08 (s)     10/01/98 (b)              20,454
  4,875,000  SONYMA, Series FF                                     7.950        10/01/14 (s)     10/01/98 (b)           4,980,885
     50,000  SONYMA, Series HH-2                                   7.700        10/01/09 (s)     09/15/99 (g)              51,816
     25,000  SONYMA, Series HH-2                                   7.850        04/01/22 (s)     09/14/99 (b)              25,981
    190,000  SONYMA, Series HH-3                                   7.875        10/01/09 (s)     04/28/00 (g)             199,656
  3,600,000  SONYMA, Series HH-3                                   7.950        04/01/22 (s)     06/07/00 (b)           3,783,744
  1,040,000  SONYMA, Series HH-4                                   7.700        10/01/09 (s)     04/01/99 (g)           1,082,838
    305,000  SONYMA, Series II                                     0.000        04/01/05         04/01/99 (b)             190,652
     35,000  SONYMA, Series II                                     0.000        04/01/06         04/01/02 (b)              20,228
     90,000  SONYMA, Series II                                     0.000        04/01/07         04/01/99 (b)              47,892

                    22 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$   175,000  SONYMA, Series II                                     0.000%       04/01/09         04/01/99 (b)         $    79,545
     45,000  SONYMA, Series II                                     0.000        10/01/05         04/01/99 (b)              27,060
     40,000  SONYMA, Series II                                     0.000        10/01/06         04/01/99 (b)              22,232
    120,000  SONYMA, Series II                                     0.000        10/01/07         04/01/99 (b)              61,414
    580,000  SONYMA, Series II                                     0.000        10/01/08         04/01/99 (b)             274,346
    300,000  SONYMA, Series II                                     0.000        10/01/09         04/01/99 (b)             131,148
     90,000  SONYMA, Series JJ                                     0.000        04/01/00         -----                     84,065
    220,000  SONYMA, Series JJ                                     0.000        04/01/01         -----                    193,431
    175,000  SONYMA, Series JJ                                     0.000        04/01/02         -----                    142,891
    215,000  SONYMA, Series JJ                                     0.000        04/01/03         10/01/99 (b)             162,871
     30,000  SONYMA, Series JJ                                     0.000        04/01/04         10/01/99 (b)              21,065
    210,000  SONYMA, Series JJ                                     0.000        04/01/05         10/01/99 (b)             136,817
     90,000  SONYMA, Series JJ                                     0.000        04/01/06         10/01/99 (b)              54,270
    200,000  SONYMA, Series JJ                                     0.000        04/01/07         10/01/99 (b)             111,918
     10,000  SONYMA, Series JJ                                     0.000        10/01/00         -----                      9,131
     95,000  SONYMA, Series JJ                                     0.000        10/01/01         -----                     80,567
     15,000  SONYMA, Series JJ                                     0.000        10/01/02         -----                     11,811
     75,000  SONYMA, Series JJ                                     0.000        10/01/03         10/01/99 (b)              54,776
     10,000  SONYMA, Series JJ                                     0.000        10/01/04         10/01/99 (b)               6,768
    185,000  SONYMA, Series JJ                                     0.000        10/01/05         10/01/99 (b)             116,173
    335,000  SONYMA, Series JJ                                     0.000        10/01/06         10/01/99 (b)             186,913
    100,000  SONYMA, Series JJ                                     0.000        10/01/07         10/01/99 (b)              53,923
    150,000  SONYMA, Series JJ                                     0.000        10/01/08         10/01/99 (b)              75,060
    270,000  SONYMA, Series JJ                                     7.500        10/01/17 (s)     10/01/99 (b)             282,674
     10,000  SONYMA, Series KK                                     7.050        10/01/99         04/07/99 (c)              10,244
     35,000  SONYMA, Series KK                                     7.800        10/01/20 (s)     10/01/99 (b)              36,511
     30,000  SONYMA, Series MM-1                                   7.200        10/01/98         -----                     30,156
    115,000  SONYMA, Series MM-1                                   7.500        04/01/13 (s)     02/04/01 (b)             120,210
      5,000  SONYMA, Series MM-1                                   7.600        10/01/02         02/04/01 (b)               5,260
     25,000  SONYMA, Series MM-1                                   7.650        10/01/03         02/04/01 (b)              26,239
    100,000  SONYMA, Series MM-1                                   7.700        10/01/04         02/04/01 (b)             104,613
     50,000  SONYMA, Series MM-1                                   7.750        04/01/05         02/04/01 (b)              52,218
     10,000  SONYMA, Series MM-2                                   7.550        04/01/02         10/01/00 (b)              10,480
     10,000  SONYMA, Series MM-2                                   7.700        10/01/05         10/01/00 (b)              10,413
     25,000  SONYMA, Series NN                                     7.100        04/01/02         01/01/00 (b)              26,006
     20,000  SONYMA, Series NN                                     7.150        10/01/03         01/01/00 (b)              20,773
     20,000  SONYMA, Series QQ                                     7.600        10/01/12         04/01/00 (b)              20,886
  2,370,000  SONYMA, Series QQ                                     7.700        10/01/12         04/01/00 (b)           2,478,949
  6,000,000  SONYMA, Series QQ                                     7.850        10/01/21 (s)     02/04/01 (b)           6,482,820
     50,000  SONYMA, Series RR                                     7.600        10/01/10 (s)     10/01/00 (b)              52,760
     25,000  SONYMA, Series RR                                     7.700        10/01/10 (s)     10/01/00 (b)              26,431
     25,000  SONYMA, Series TT                                     6.850        10/01/01         -----                     26,115
     20,000  SONYMA, Series TT                                     6.950        04/01/02         -----                     20,975
    125,000  SONYMA, Series TT                                     7.150        04/01/04         04/01/01 (b)             130,936
     25,000  SONYMA, Series TT                                     7.200        10/01/05         04/01/01 (b)              26,137
     25,000  SONYMA, Series UU                                     6.850        10/01/99         -----                     25,519
     75,000  SONYMA, Series UU                                     6.950        04/01/00         -----                     76,941
    825,000  SONYMA, Series UU                                     7.150        10/01/22 (s)     10/01/01 (b)             862,001
    230,000  SONYMA, Series UU                                     7.750        10/01/23 (s)     04/01/01 (b)             244,071
     40,000  SONYMA, Series VV                                     6.600        04/01/00         -----                     41,150

                    23 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    25,000  SONYMA, Series VV                                     6.800%       10/01/02         -----                 $   26,439
     60,000  SONYMA, Series VV                                     6.900        04/01/03         -----                     63,593
     50,000  SONYMA, Series VV                                     7.000        04/01/04         10/01/01 (b)              52,755
    100,000  SONYMA, Series VV                                     7.000        10/01/04         10/01/01 (b)             105,586
    615,000  SONYMA, Series VV                                     7.250        10/01/07 (s)     10/01/01 (b)             654,428
 13,315,200  SONYMA, Series VV                                     7.375        10/01/11 (s)     10/01/01 (b)          14,234,082
    130,000  Springville HDC (Springbrook)                         5.950        01/01/10         01/13/05 (c)             135,727
     25,000  St. Casimer's Elderly Hsg. Corp.                      7.000        09/01/98         -----                     25,062
    965,000  St. Casimer's Elderly Hsg. Corp.                      7.375        09/01/10 (s)     09/01/98 (b)             995,253
     10,000  Suffolk County GO                                     6.400        02/01/00         -----                     10,223
      5,000  Suffolk County GO                                     6.700        08/01/02         08/01/98 (b)               5,113
    240,000  Suffolk County IDA (Dowling College)                  6.500        12/01/06         -----                    254,328
  2,555,000  Suffolk County IDA (HFAS)                             6.025        11/01/08         06/02/04 (c)           2,575,568
  6,395,000  Suffolk County IDA (Huntington Res Rec)               5.150 (w)    10/01/00         -----                  6,434,201
  1,035,000  Suffolk County IDA (Huntington Res Rec)               5.150 (w)    10/01/99         -----                  1,034,814
  6,875,000  Suffolk County IDA (Huntington Res Rec)               5.350 (w)    10/01/01         -----                  6,981,356
  7,390,000  Suffolk County IDA (Huntington Res Rec)               5.450 (w)    10/01/02         -----                  7,572,976
  7,945,000  Suffolk County IDA (Huntington Res Rec)               5.500 (w)    10/01/03         -----                  8,187,164
  1,785,000  Suffolk County IDA (L.I. ACLD)                        7.350        08/01/09 (s)     07/31/99 (g)           1,869,091
     20,000  Suffolk County IDA (Marbar)                           8.150        03/01/04         03/01/99 (b)              20,120
     25,000  Suffolk County IDA (Marbar)                           8.200        03/01/05         09/01/98 (b)              25,076
     60,000  Suffolk County IDA (OBPWC)                            7.000        11/01/02         01/30/01 (c)              61,140
    320,000  Suffolk County IDA (Printing Assoc.) (i)              7.225 (v)    12/01/01         07/01/98 (f)             320,000
  1,230,000  Suffolk County IDA (Rimland Facilities) (i)           6.375 (v)    12/01/04         12/01/98 (f)           1,230,000
     40,000  Suffolk County Water Authority                        5.625        06/01/16 (s)     06/01/04 (b)              41,296
  2,365,000  Sunnybrook Elderly Hsg. Corp.                        11.250        12/01/14 (s)     10/01/98 (b)           2,496,849
     33,334  Syracuse IDA (543 E. Genesee St.)                     6.205 (v)    12/01/98         09/12/98 (c)              33,857
    930,000  Syracuse IDA (Rockwest Center)                        7.000        12/01/05         11/01/02 (c)             976,900
    345,000  Syracuse IDA (Rockwest Center)                        7.250        06/01/03         07/26/01 (c)             374,991
    795,000  Syracuse IDA (St. Joseph's Hospital)                  7.250        06/01/01         06/19/00 (c)             841,857
    195,000  Tompkins County IDA (Kendall at Ithaca)               7.875        06/01/15 (s)     06/01/05 (b)             209,565
    295,000  Tompkins Healthcare Corp.                            10.800        02/01/28         08/01/05 (b)             391,164
  3,755,000  Tonawanda HDC (Tonawanda Towers)                      6.150        10/01/11         09/05/06 (c)           3,938,094
     85,000  Triborough Bridge & Tunnel Authority                  6.000        01/01/13 (s)     01/01/00 (b)              87,162
     10,000  Triborough Bridge & Tunnel Authority                  6.625        01/01/17 (s)     01/01/03 (b)              10,741
 13,050,000  Triborough Bridge & Tunnel Authority                  6.875        01/01/15 (s)     01/01/01 (b)          14,103,135
     80,000  Tupper Lake HDC                                       8.125        10/01/10         03/15/02 (b)              80,207
    855,000  Union Hsg. Authority (Methodist Homes)                6.800        11/01/04         02/09/02 (c)             904,239
    475,000  United Nations Devel. Corp.                           5.400        07/01/14 (s)     07/01/99 (b)             476,416
  4,070,000  United Nations Devel. Corp.                           5.500        07/01/17 (s)     07/01/99 (b)           4,082,373
     55,000  Utica Hsg. Corp. (Brookhaven)                         0.000        01/01/99         -----                     52,494
     10,000  Utica Hsg. Corp. (Brookhaven)                         0.000        07/01/99         -----                      9,112
     40,000  Utica Senior Citizen Hsg.                             0.000        01/01/02         -----                     28,768
    100,000  Utica Senior Citizen Hsg.                             6.500        04/15/08 (s)     12/04/04 (g)             110,797
     10,000  Valley Health & Devel. Corp.                          7.850        02/01/02         08/22/99 (c)              10,606
     95,000  Valley Health & Devel. Corp.                         11.300        02/01/07 (s)     06/20/00 (g)             114,119
    795,000  Valley Health & Devel. Corp.                         11.300        02/01/23 (s)     12/15/00 (b)             953,173
     95,000  Watervliet Elderly Hsg. Corp.                         8.000        11/15/00         10/15/98 (b)              96,772
     95,000  Watervliet Elderly Hsg. Corp.                         8.000        11/15/01         10/15/98 (b)              96,772
    100,000  Watervliet Elderly Hsg. Corp.                         8.000        11/15/02         10/15/98 (b)             101,865

                    24 Limited Term New York Municipal Fund


STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    45,000  Wayne County IDA (Hauser Machine)                     7.700%       12/01/09         12/01/01 (d)         $    47,327
    435,000  Westchester County IDA (BAH)                          7.250        12/01/09         09/24/04 (c)             476,060
  1,000,000  Westchester County IDA (JBFS)                         6.500        12/15/02         07/14/01 (c)           1,060,200
    510,000  Westchester County IDA (JDAM)                         6.250        04/01/05         06/28/02 (c)             542,711
  1,000,000  Westchester County IDA (JDAM)                         6.750        04/01/16 (s)     04/01/08 (b)           1,079,090
  2,650,000  Westchester County IDA (WRCP)                         5.500        07/01/09         07/01/08 (b)           2,753,297
  1,000,000  Yonkers IDA (St. Joseph's Hospital), Series 98B       5.900        03/01/08         03/01/06 (c)           1,007,780

------------------------------------------------------------------------------------------------------------------------------------
U.S.Possessions--14.3%
    300,000  American Samoa Power Authority                        6.700        09/01/98         -----                    301,359
    300,000  American Samoa Power Authority                        6.750        09/01/99         -----                    308,871
    700,000  American Samoa Power Authority                        6.800        09/01/98         -----                    703,290
    700,000  American Samoa Power Authority                        6.900        09/01/99         -----                    721,742
    700,000  American Samoa Power Authority                        7.000        09/01/00         -----                    736,911
 13,635,000  Guam Airport Authority                                6.600        10/01/10 (s)     10/01/03 (b)          14,930,461
  5,240,000  Guam GO                                               5.375        11/15/13 (s)     11/15/05 (b)           5,300,050
  2,750,000  Guam GO                                               5.750        09/01/04         03/01/99 (b)           2,772,055
  1,000,000  Guam GO                                               5.900        09/01/05         03/01/99 (b)           1,008,400
    175,000  Guam Government Limited Obligation, Series A          7.000        11/15/04         11/15/99 (a)             185,917
    850,000  Guam Power Authority                                  5.250        10/01/13         07/08/10 (c)             852,219
  1,200,000  Guam Power Authority                                  6.300        10/01/12 (s)     10/01/02 (b)           1,287,768
  3,030,000  Guam Power Authority                                  6.375        10/01/08 (s)     10/01/02 (b)           3,254,190
  2,950,000  Guam Power Authority                                  6.625        10/01/14 (s)     10/01/04 (b)           3,272,111
  1,503,719  Puerto Rico Aqueduct & Sewer (i)                      7.250        03/21/00         06/29/99 (c)           1,535,583
     30,000  Puerto Rico Commonwealth Infrastructure               0.000 (t)    07/01/01         07/01/98 (b)              30,607
  3,525,000  Puerto Rico Commonwealth Infrastructure               7.500        07/01/09 (s)     01/01/99 (b)           3,605,088
    235,000  Puerto Rico Commonwealth Infrastructure               7.600        07/01/00         01/01/99 (b)             240,358
      5,000  Puerto Rico Commonwealth Infrastructure               7.700        07/01/01         01/01/99 (b)               5,114
  1,910,000  Puerto Rico Commonwealth Infrastructure               7.750        07/01/08 (s)     01/01/99 (b)           1,953,796
  3,140,000  Puerto Rico Commonwealth Infrastructure               7.900        07/01/07 (s)     01/01/99 (b)           3,212,377
  3,017,404  Puerto Rico Dept. of Corrections Lease (i)            9.000        01/08/03         12/12/00 (c)           3,212,479
    265,000  Puerto Rico Electric                                  6.000        07/01/10 (s)     07/01/99 (b)             269,688
     30,000  Puerto Rico Electric                                  6.000        07/01/10 (s)     07/01/99 (b)              30,644
     25,000  Puerto Rico Electric                                  6.000        07/01/16 (s)     07/01/06 (b)              27,109
     30,000  Puerto Rico Electric                                  6.000        07/01/16 (s)     07/01/06 (b)              32,795
    230,000  Puerto Rico Electric                                  7.000        07/01/07 (s)     07/01/99 (b)             239,800
    315,000  Puerto Rico Electric                                  7.125        07/01/14 (s)     07/01/99 (b)             329,121
    550,000  Puerto Rico Electric                                  7.125        07/01/14 (s)     07/01/99 (b)             576,466
      5,000  Puerto Rico GO                                        6.000        07/01/14 (s)     07/01/04 (b)               5,365
     50,000  Puerto Rico GO                                        6.000        07/01/14 (s)     07/01/02 (b)              53,177
  1,800,000  Puerto Rico GO YCN                                    7.784 (r)    07/01/08 (s)     07/01/02 (b)           2,031,750
     95,000  Puerto Rico HBFA                                      5.850        10/01/09         04/01/07 (b)              99,950
    500,000  Puerto Rico HBFA                                      6.100        10/01/15 (s)     04/01/07 (b)             527,315
     45,000  Puerto Rico HFC                                       0.000        04/15/08         09/15/98 (b)              22,006
     25,000  Puerto Rico HFC                                       0.000        10/15/04         09/15/98 (b)              15,905
    125,000  Puerto Rico HFC                                       6.000        02/01/09 (s)     02/01/02 (b)             127,423
    100,000  Puerto Rico HFC                                       6.650        10/15/10 (s)     10/01/01 (b)             105,905
     10,000  Puerto Rico HFC                                       6.750        10/15/13 (s)     10/01/01 (b)              10,586
     45,000  Puerto Rico HFC                                       6.800        10/01/99         -----                     46,119
     40,000  Puerto Rico HFC                                       7.000        04/01/00         -----                     41,366

                    25 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$    15,000  Puerto Rico HFC                                       7.000%       04/15/99         -----                $    15,244
     10,000  Puerto Rico HFC                                       7.100        04/01/02         04/01/00 (b)              10,550
    615,000  Puerto Rico HFC                                       7.100        04/01/02         04/01/00 (b)             649,821
     10,000  Puerto Rico HFC                                       7.100        10/15/00         10/01/98 (b)              10,247
     65,000  Puerto Rico HFC                                       7.300        04/01/06         04/01/00 (b)              68,507
     55,000  Puerto Rico HFC                                       7.400        04/01/07         04/01/00 (b)              58,058
     20,000  Puerto Rico HFC                                       7.450        10/15/09 (s)     09/27/00 (b)              21,160
  7,295,000  Puerto Rico HFC                                       7.500        04/01/22 (s)     04/01/00 (b)           7,712,712
  3,600,000  Puerto Rico HFC                                       7.500        10/01/15 (s)     04/01/00 (b)           3,806,136
     10,000  Puerto Rico HFC                                       7.500        10/15/12 (s)     09/27/00 (b)              10,579
    470,000  Puerto Rico HFC                                       7.650        10/15/22 (s)     09/27/00 (b)             498,896
    260,000  Puerto Rico HFC                                       8.250        06/01/11 (s)     12/01/98 (b)             260,978
     25,000  Puerto Rico Highway & Transportation Authority        6.625        07/01/12 (s)     07/01/02 (b)              27,467
     96,880  Puerto Rico HR Vehicle Lease (i)                      8.000        03/12/01         01/01/00 (c)             100,317
    989,010  Puerto Rico HR Vehicle Lease (i)                      8.000        12/01/00         12/15/99 (c)           1,019,778
    275,000  Puerto Rico IME (Abbott Labs)                         6.500        07/01/09         01/01/99 (b)             279,749
    110,000  Puerto Rico IME (Baxter Travenol)                     8.000        09/01/12         09/01/98 (b)             113,961
    500,000  Puerto Rico IME (Motorola) (q)                        6.750        01/01/14         01/01/02 (b)             552,105
  3,500,000  Puerto Rico IME (PepsiCo)                             6.250        11/15/13         11/15/02 (b)           3,821,125
    585,000  Puerto Rico IME (Squibb)                              6.500        07/01/04 (s)     01/01/99 (b)             595,647
  3,270,000  Puerto Rico IME (Upjohn)                              7.500        12/01/23         12/01/98 (b)           3,411,820
    875,000  Puerto Rico ITEME (MGH)                               5.625        07/01/17 (s)     09/27/07 (g)             895,326
    277,750  Puerto Rico MA Bus Lease (i)                          8.500        02/01/02         06/29/99 (c)             290,082
    605,700  Puerto Rico MA Carts Lease (i)                        8.000        02/01/01         11/23/99 (c)             623,211
    670,510  Puerto Rico MA Equipment Lease (i)                    8.000        01/26/02         06/02/00 (c)             694,099
    358,478  Puerto Rico MA Truck Lease (i)                        8.500        10/15/01         05/15/00 (c)             374,279
     55,000  Puerto Rico Port Authority                            5.700        07/01/03 (s)     01/01/99 (b)              55,754
     30,000  Puerto Rico Port Authority                            5.750        07/01/02 (s)     01/01/99 (b)              30,026
     50,000  Puerto Rico Port Authority                            7.000        07/01/14 (s)     07/01/01 (b)              54,291
    115,000  Puerto Rico Port Authority                            7.300        07/01/07 (s)     01/01/99 (b)             115,196
    250,090  Puerto Rico Port Authority (Computer Lease) (i)       9.000        05/15/99         02/15/99 (c)             258,398
  3,000,000  Puerto Rico Public Buildings Authority                4.800 (t)    07/01/16         07/01/05 (b)           3,157,020
    160,000  Puerto Rico Public Buildings Authority                6.000        07/01/12 (s)     07/01/99 (b)             162,957
     20,000  Puerto Rico Public Buildings Authority                6.000        07/01/12 (s)     07/01/99 (b)              20,370
    988,413  Puerto Rico State Courts Lease (i)                    7.250        06/04/02         09/17/00 (c)           1,048,628
  2,015,000  Puerto Rico TEMEC (MGH)                               6.500        07/01/12 (s)     02/24/06 (g)           2,194,798
  1,045,000  Puerto Rico TEMEC (RMH)                               6.400        05/01/09 (s)     05/01/04 (b)           1,132,738
    155,000  Puerto Rico Urban Renewal                             7.875        10/01/04 (s)     10/01/99 (b)             164,553
     65,367  Puerto Rico Vocational Rehab. Vehicle Lease (i)       8.000        02/17/02         06/24/00 (c)              67,801
    155,000  University of Puerto Rico                             5.500        06/01/12 (s)     02/25/02 (g)             156,209
    380,000  University of V. I.                                   6.500        10/01/99         04/06/99 (c)             387,585
    500,000  University of V. I.                                   7.500        10/01/09 (s)     10/01/04 (b)             568,925
    500,000  University of V. I.                                   7.650        10/01/14 (s)     10/01/04 (b)             572,885
    722,000  V. I. GO (Hugo Insurance Claims Program)              7.750        10/01/06 (s)     04/01/01 (g)             793,088
     15,000  V. I. HFA                                             7.550        06/01/03         12/01/98 (a)              15,542
    260,000  V. I. Highway Authority                               7.650        10/01/99         -----                    272,355
 17,890,000  V. I. Port Authority (CEK Airport)                    8.100        10/01/05 (s)     10/01/98 (b)          18,384,122
  1,060,000  V. I. Port Authority (Marine Division)                7.400        11/01/99         11/01/98 (b)           1,062,777
    845,000  V. I. Port Authority (Marine Division)                7.550        11/01/99         11/01/98 (b)             853,788
    525,000  V. I. Public Finance Authority                        6.500        10/01/99         04/06/99 (c)             534,566

                    26 Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Effective
    Face                                                                                         Maturity
   Amount                   Description                           Coupon       Maturity            Date*             Market Value
------------------------------------------------------------------------------------------------------------------------------------
$   355,000  V. I. Public Finance Authority                        6.625%       10/01/99         04/09/99 (c)      $      361,869
  1,500,000  V. I. Public Finance Authority                        6.800        10/01/00         -----                  1,594,200
  2,000,000  V. I. Public Finance Authority                        7.250        10/01/18 (s)     10/01/02 (a)           2,279,180
    335,000  V. I. Public Finance Authority                        7.700        10/01/04         10/01/99 (a)             357,519
  1,870,000  V. I. Water & Power Authority                         7.200        01/01/02         08/05/00 (c)           1,951,139
 12,605,000  V. I. Water & Power Authority                         7.400        07/01/11 (s)     05/08/01 (g)          13,881,004
 16,100,000  V. I. Water & Power Authority                         8.500        01/01/10 (s)     01/01/99 (b)          16,894,374
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,026,074,620)--101.6%                                                          1,061,404,041

 LIABILITIES IN EXCESS OF OTHER ASSETS--(1.6%)                                                                        (16,482,976)
                                                                                                                   --------------
 NET ASSETS--100.0%                                                                                                $1,044,921,065
                                                                                                                   ==============

 * Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:
       (a)  Date of prerefunded call, or maturity date if escrowed to maturity.
       (b) Optional call date; corresponds to the most conservative yield calculation.
       (c) Average life due to mandatory (sinking fund) principal payments prior to maturity.
       (d)  Date of mandatory put.
       (e)  Date of conversion.
       (f)  Effective maturity corresponding to variable coupon payment date.
       (g) Average life due to mandatory (sinking fund) principal payments prior to the applicable optional call date.

(i) Illiquid security--See Note 5 of Notes to Financial Statements.
(q) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $552,105, or 0.05% of the Fund's net assets, at June 30, 1998.
(r) Interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 1998.
(s) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
(t) Security will convert to a fixed coupon at a date prior to maturity.
(v) Variable rate security that fluctuates as a percentage of prime rate.
(w) When-issued security--See Note 3 of Notes to Financial Statements.

                 See accompanying Notes to Financial Statements.


                    27 Limited Term New York Municipal Fund



Portfolio Abbreviations
====================================================================================================================================
To simplify the listings of Limited Term New York Municipal Fund's holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

ACLD            Association for Children with Learning               MTA           Metropolitan Transit Authority
                  Disabilities                                       NJ            New Jersey
ACLDD           Adults and Children with Learning and                NY            New York
                  Developmental Disabilities                         NYC           New York City
ARC             Association of Retarded Citizens                     NYS           New York State
BAH             Beth Abraham Hospital                                OBPWC         Ocean Bay Park Water Corporation
BHMS            Brooklyn Heights Montessori School                   PCP           Pooled Capital Program
CAB             Capital Appreciation Bond                            PCR           Pollution Control Revenue
CCM             Comprehensive Care Management                        PRAMS         Prudential Receipts of Accrual Municipal
CDD             Center for Developmental Disabilities                                Securities
CNR             College of New Rochelle                              Rec Res       Resource Recovery Facility
Con Ed          Consolidated Edison Company                          RG&E          Rochester Gas and Electric
COP             Certificate of Participation                         RMH           Ryder Memorial Hospital
CSD             Central School District                              RSP           Riverbank State Park
DC              Dominican College                                    SCSB          Schuyler Community Services Board
DIAMONDS        Direct Investment of Accrued Municipals              SLRHFP        St. Luke Residential Healthcare Facility Project
ECC             Erie Community College                               SONYMA        State of New York Mortgage Agency
EPG             Elmhurst Parking Garage                              SWMA          Solid Waste Management Authority
ERDA            Energy Research and Development                      TEMEC         Tourist, Educational, Medical and
                  Authority                                                          Environmental Control
GAINS           Growth and Income Securities                         UCC           Upstate Community Colleges
GO              General Obligation                                   UCP           United Cerebral Palsy
G&E             Gas and Electric                                     UDC           Urban Development Corporation



G&H             Geriatric and Healthcare                             USGCP         United States Gypsum Company Project
HBFA            Housing Bank and Finance Agency                      V.I.          United States Virgin Islands
HDC             Housing Development Corporation                      WHMC          Wyckoff Heights Medical Center
HELP            Homeless Economic Loan Program                       WRCP          Westchester Resco Company Project
HFA             Housing Finance Agency                               WWH           Wyandach/Wheatley Heights
HFAS            Huntington First Aid Squad                           YCN           Yield Curve Note
HFC             Housing Finance Corporation
HR              House of Representatives
H&NH            Hospital and Nursing Home
IDA             Industrial Development Authority
IME             Industrial, Medical and Environmental
ITEME           Industrial, Tourist, Educational, Medical and
                  Environmental
JBFS            Jewish Board of Family Services
JDAM            Julia Dyckman Angus Memorial
LGAC            Local Government Assistance Corporation
LGSC            Local Government Services Corporation
LILCO           Long Island Lighting Corporation
LIMO            Limited Interest Municipal Obligation
L.I.            Long Island
MA              Municipality of Aquadilla
MEET            Manhattan Eye, Ear and Throat
MGH             Mennonite General Hospital
MHMC            Montefiore Hospital and Medical Center




                                         28 Limited Term New York Municipal Fund




INDUSTRY CONCENTRATIONS June 30, 1998 (Unaudited)
======================================================================================================
Distribution of investments by industry, as a percentage of total investments at value, is as follows:

   Industry                                                         Market Value             Percent
------------------------------------------------------------------------------------------------------
   General Obligation                                               $249,498,071              23.5%
   Hospital/Healthcare                                               109,876,141              10.3
   Lease Rental                                                       95,376,189               9.0
   Electric Utilities                                                 93,364,860               8.8
   Multi-Family Housing                                               86,466,139               8.1
   Resource Recovery                                                  69,103,683               6.5
   Single-Family Housing                                              67,490,228               6.4
   Highways/Railways                                                  62,256,060               5.9
   Marine/Aviation Facilities                                         52,890,191               5.0
   Higher Education                                                   42,318,538               4.0
   Corporate Backed                                                   29,388,523               2.8
   Non Profit Organization                                            24,135,803               2.3
   Water Utilities                                                    21,132,105               2.0
   Sales Tax Revenue                                                  13,870,669               1.3
   Pollution Control                                                  12,661,253               1.2
   Manufacturing, Non-Durable Goods                                   12,070,598               1.1
   Education                                                          10,535,015               1.0
   Other                                                               8,969,975               0.8
                                                                  --------------             -----
                                                                  $1,061,404,041             100.0%
                                                                  ==============             =====


SUMMARY OF RATINGS June 30, 1998 (Unaudited)
======================================================================================================
Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

   Rating                                                                                   Percent
------------------------------------------------------------------------------------------------------
   AAA                                                                                        17.1 %
   AA                                                                                         10.3
   A                                                                                          45.0
   BBB                                                                                        23.7
   BB                                                                                          0.1
   B                                                                                           0.0
   CCC                                                                                         0.0
   CC                                                                                          0.0
   C                                                                                           0.0
   Not Rated                                                                                   3.8
                                                                                             -----
                                                                                             100.0%
                                                                                             =====

All bonds are current with their debt service requirements. Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager and the Fund's Board of Trustees are included in the "Not Rated" category. For further information see "Credit Quality" in the Prospectus.


                     29 Limited Term New York Municipal Fund



STATEMENT OF ASSETS AND LIABILITIES June 30, 1998 (Unaudited)
=================================================================================================================
  Investments, at value (cost $1,026,074,620)--see accompanying statement                           $1,061,404,041
------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      33,781
------------------------------------------------------------------------------------------------------------------
  Receivables:
    Interest                                                                                            19,998,389
    Shares of beneficial interest sold                                                                   3,372,011
    Investments sold                                                                                     2,628,293
------------------------------------------------------------------------------------------------------------------
  Other                                                                                                     51,241
                                                                                                    --------------
  Total assets                                                                                       1,087,487,756
                                                                                                    --------------
LIABILITIES
  Payables and other liabilities:
    Investments purchased                                                                               30,803,137
    Note payable to bank (interest rate 7.125% at 6/30/98)--Note 6                                       9,500,000
    Shares of beneficial interest redeemed                                                               1,291,818
    Dividends                                                                                              851,612
    Trustees' fees                                                                                           7,160
    Other                                                                                                  112,964
                                                                                                    --------------
  Total liabilities                                                                                     42,566,691
                                                                                                    --------------
NET ASSETS                                                                                          $1,044,921,065
                                                                                                    ==============
==================================================================================================================
COMPOSITION OF NET ASSETS
  Paid-in capital                                                                                   $1,020,612,879
------------------------------------------------------------------------------------------------------------------
  Excess of distributions over net investment income                                                    (1,231,679)
------------------------------------------------------------------------------------------------------------------
  Accumulated net realized loss on investment transactions                                              (9,789,556)
------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation on investments--Note 3                                                    35,329,421
                                                                                                    --------------
  Net assets                                                                                        $1,044,921,065
                                                                                                    ==============

==================================================================================================================
NET ASSET VALUE PER SHARE
  CLASS A SHARES:
   Net asset value and redemption price per share (based on net assets of
     $890,036,307 and 265,982,369 shares of beneficial interest outstanding)                                 $3.35
   Maximum offering price per share (net asset value plus sales charge of
     3.50% of offering price)                                                                                $3.47
------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES:
   Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,211,992 and
     13,226,973 shares of beneficial interest outstanding)                                                   $3.34
------------------------------------------------------------------------------------------------------------------
  CLASS C SHARES:
   Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $61,055,355 and
     18,283,095 shares of beneficial interest outstanding)                                                   $3.34
------------------------------------------------------------------------------------------------------------------
  CLASS X SHARES:
   Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,617,411 and
     14,800,920 shares of beneficial interest outstanding)                                                   $3.35


                 See accompanying Notes to Financial Statements.

                     30 Limited Term New York Municipal Fund



STATEMENT OF OPERATIONS For the Six Months Ended June 30, 1998 (Unaudited)
=============================================================================================================================
INVESTMENT INCOME                                               EXPENSES (CONTINUED)
  Interest                                 $27,073,302            Shareholder reports                             $    49,975
EXPENSES                                   -----------            Legal and auditing fees                              26,989
  Management fees--Note 4                    1,993,858            Custodian fees and expenses                          26,203
  Distribution and service plan                                   Trustees' fees and expenses                          17,943
    fees--Note 4:                                                 Other                                                40,228
      Class A                                1,032,782            Interest                                            129,023
                                                                                                                  -----------
      Class B                                  160,607              Total expenses                                  4,326,032
                                                                                                                  -----------
      Class C                                  220,865          NET INVESTMENT INCOME                              22,747,270
                                                                                                                  -----------
      Class X                                  191,313
  Transfer and shareholder servicing                            REALIZED AND UNREALIZED GAIN (LOSS)
    agent fees--Note 4:                                             Net realized loss on investments                 (510,331)
      Class A                                  173,947              Net change in unrealized appreciation
      Class B                                   11,111                or depreciation on investments                3,872,426
                                                                                                                  -----------
      Class C                                   10,131              Net realized and unrealized gain                3,362,095
                                                                                                                  -----------
      Class X                                   15,390          NET INCREASE IN NET ASSETS
  Accounting service fees--Note 4              144,516            RESULTING FROM OPERATIONS                       $26,109,365
                                                                                                                  ===========
  Registration and filing fees                  81,151


                 See accompanying Notes to Financial Statements.


                                                                                           Six Months Ended
                                                                                             June 30, 1998           Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                           (Unaudited)        December 31, 1997
==================================================================================================================================
OPERATIONS
  Net investment income                                                                    $   22,747,270          $ 38,707,629
  Net realized gain (loss)                                                                       (510,331)            1,075,860
  Net change in unrealized appreciation or depreciation                                         3,872,426            16,726,487
                                                                                           --------------          ------------
  Net increase in net assets resulting from operations                                         26,109,365            56,509,976
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income:
    Class A                                                                                   (21,526,189)          (35,761,666)
    Class B                                                                                      (703,863)             (287,084)
    Class C                                                                                      (959,295)             (369,152)
    Class X                                                                                    (1,201,539)           (2,357,890)
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
  Net increase (decrease) in net assets resulting from beneficial interest transactions--Note 2:
    Class A                                                                                   116,700,779           121,589,384
    Class B                                                                                    22,657,204            21,302,795
    Class C                                                                                    34,129,813            26,613,801
    Class X                                                                                    (2,984,517)           10,459,393
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                172,221,758           197,699,557
Beginning of period                                                                           872,699,307           674,999,750
                                                                                           --------------          ------------
End of period (including excess of distributions over net investment income of
  $1,231,679 and undistributed net investment income of $411,938, respectively)            $1,044,921,065          $872,699,307
                                                                                           ==============          ============


                 See accompanying Notes to Financial Statements.

                     31 Limited Term New York Municipal Fund



FINANCIAL HIGHLIGHTS                                                           CLASS A
                                               -----------------------------------------------------------------------
                                                 Six Months
                                                   Ended                      Year Ended December 31,
                                               June 30, 1998
                                                (Unaudited     1997       1996(b)       1995       1994         1993
 =====================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period               $3.34       $3.26       $3.28       $3.15       $3.33        $3.18
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             0.08        0.17        0.17        0.18        0.16         0.17
  Net realized and unrealized gain (loss)           0.02        0.08       (0.02)       0.13       (0.18)        0.15
                                                --------    --------    --------    --------    --------     --------
Total income (loss) from
  investment operations                             0.10        0.25        0.15        0.31       (0.02)        0.32
----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income             (0.09)      (0.17)      (0.17)      (0.18)      (0.16)       (0.17)
                                                --------    --------    --------    --------    --------     --------
Total dividends and distributions
  to shareholders                                  (0.09)      (0.17)      (0.17)      (0.18)      (0.16)       (0.17)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.35       $3.34       $3.26       $3.28       $3.15        $3.33
                                                ========    ========    ========    ========    ========     ========
=======================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE (d)                2.93%       8.01%       4.82%      10.01%      (0.60%)      10.06%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $890,036    $771,828    $634,172    $567,537    $496,452     $457,860
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $833,728    $677,376    $606,742    $520,990    $491,038     $309,676
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net investment income                             4.82%(e)    5.27%       5.37%       5.44%       5.12%        4.94%
  Expenses (f)                                      0.81%(e)    0.83%       0.89%       0.90%       0.89%        0.89%
  Expenses (excluding interest) (f) (g)             0.78%(e)    0.81%       0.83%       0.84%       0.84%        0.86%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (h)                         13.0%       27.1%       24.4%       22.3%       34.6%        17.1%



(a)  For the period from May 1, 1995 (inception of offering) to December 31,
     1995.

(b) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(c)  For the period from May 1, 1997 (inception of offering) to December 31,
     1997.

(d) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(e)  Annualized.

(f) The expense ratios reflect the effect of gross expenses paid indirectly by the Fund.

(g) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

(h) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1998 were $277,512,234 and $130,294,307, respectively.


                 See accompanying Notes to Financial Statements.


                     32 Limited Term New York Municipal Fund





                                                                                     |
FINANCIAL HIGHLIGHTS (CONTINUED)                                    CLASS B          |            CLASS C
                                                       ---------------------------   | ------------------------
                                                        Six Months                   |   Six Months
                                                          Ended        Period Ended  |     Ended     Period Ended
                                                      June 30, 1998     December 31, | June 30, 1998  December 31,
                                                       (Unaudited)        1997(c)    |  (Unaudited)     1997(c)
=====================================================================================|=========================
                                                                                     |
PER SHARE OPERATING DATA                                                             |
Net asset value, beginning of period                     $  3.34          $  3.25    |     $  3.33      $  3.25
-------------------------------------------------------------------------------------|-------------------------
Income from investment operations:                                                   |
  Net investment income                                     0.07             0.10    |        0.07         0.10
  Net realized and unrealized gain                            --             0.09    |        0.01         0.08
                                                         -------          -------    |     -------      -------
Total income from investment operations                     0.07             0.19    |        0.08         0.18
-------------------------------------------------------------------------------------|-------------------------
Dividends and distributions to shareholders:                                         |
  Dividends from net investment income                     (0.07)           (0.10)   |       (0.07)       (0.10)
                                                         -------          -------    |     -------      -------
Total dividends and distributions to shareholders          (0.07)           (0.10)   |       (0.07)       (0.10)
-------------------------------------------------------------------------------------|-------------------------
Net asset value, end of period                           $  3.34          $  3.34    |     $  3.34      $  3.33
                                                         =======          =======    |     =======      =======
=====================================================================================|=========================
TOTAL RETURN, AT NET ASSET VALUE (d)                        2.23%            5.89%   |        2.55%        5.58%
=====================================================================================|=========================
RATIOS/SUPPLEMENTAL DATA                                                             |
Net assets, end of period (in thousands)                 $44,212          $21,500    |     $61,055      $26,862
-------------------------------------------------------------------------------------|-------------------------
Average net assets (in thousands)                        $32,514          $ 9,873    |     $44,728      $12,705
Ratios to average net assets:                                                        |
  Net investment income                                     3.99%(e)         4.18%(e)|        4.00%(e)     4.22%(e)
  Expenses (f)                                              1.57%(e)         1.56%(e)|        1.55%(e)     1.54%(e)
  Expenses (excluding interest) (f) (g)                     1.55%(e)         1.55%(e)|        1.52%(e)     1.52%(e)
-------------------------------------------------------------------------------------|-------------------------
Portfolio turnover rate (h)                                 13.0%            27.1%   |        13.0%        27.1%
                                                                                     |

(a)  For the period from May 1, 1995 (inception of offering) to December 31,
     1995.

(b) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(c)  For the period from May 1, 1997 (inception of offering) to December 31,
     1997.

(d) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(e)  Annualized.

(f) The expense ratios reflect the effect of gross expenses paid indirectly by the Fund.

(g) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

(h) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1998 were $277,512,234 and $130,294,307, respectively.


                 See accompanying Notes to Financial Statements.


                     33 Limited Term New York Municipal Fund




FINANCIAL HIGHLIGHTS (Continued)                                       CLASS X
                                                 -------------------------------------------------
                                                  Six Months
                                                    Ended             Year Ended December 31,
                                                June 30, 1998
                                                 (Unaudited       1997        1996(b)      1995(a)
==================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period               $  3.35       $  3.27      $  3.28      $  3.21
--------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income                               0.07          0.16         0.16         0.11
  Net realized and unrealized gain (loss)             0.01          0.08        (0.01)        0.07
                                                   -------       -------      -------      -------
Total income from investment operations               0.08          0.24         0.15         0.18
--------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income               (0.08)        (0.16)       (0.16)       (0.11)
                                                   -------       -------      -------      -------
Total dividends and distributions to shareholders    (0.08)        (0.16)       (0.16)       (0.11)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  3.35       $  3.35      $  3.27      $  3.28
==================================================================================================
TOTAL RETURN, AT NET ASSET VALUE (d)                 2.36%         7.44%        4.59%        5.65%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)           $49,617       $52,510      $40,828      $16,415
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $51,424       $49,563      $28,971      $ 8,869
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net investment income                               4.33%(e)      4.75%        4.85%        5.21%(e)
  Expenses (f)                                        1.33%(e)      1.35%        1.38%        0.90%(e)
  Expenses (excluding interest) (f) (g)               1.30%(e)      1.33%        1.32%        0.85%(e)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (h)                           13.0%         27.1%        24.4%        22.3%


(a)  For the period from May 1, 1995 (inception of offering) to December 31,
     1995.

(b) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(c)  For the period from May 1, 1997 (inception of offering) to December 31,
     1997.

(d) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(e)  Annualized.

(f) The expense ratios reflect the effect of gross expenses paid indirectly by the Fund.

(g) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

(h) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1998 were $277,512,234 and $130,294,307, respectively.


                 See accompanying Notes to Financial Statements.


                     34 Limited Term New York Municipal Fund

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide shareholders with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund intends to invest primarily in a portfolio of investment grade obligations with a dollar weighted average effective maturity of five years or less. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997. Class A shares are sold with a front-end sales charge. Class B, Class C and Class X shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1998, the Fund had entered into outstanding when-issued or forward commitments (see Note 3).

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At June 30, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $9,610,000, which expires between 2002 and 2006.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class X shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.



                     35 Limited Term New York Municipal Fund

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

CONCENTRATION IN NEW YORK ISSUERS. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Interest income is accrued on a daily basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount, which is in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




                     36 Limited Term New York Municipal Fund




NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)

NOTE 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of shares of beneficial interest of each class, par value $.01 per share. Transactions in shares of beneficial interest were as follows:


                                                       SIX MONTHS ENDED                             YEAR ENDED
                                                        JUNE 30, 1998                         DECEMBER 31, 1997 (1)
                                               -------------------------------            -------------------------------
                                                  SHARES              AMOUNT               SHARES               AMOUNT
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Sold                                            48,370,857         $161,639,127           61,960,243          $204,296,595
Dividends and distributions
reinvested                                       4,101,894           13,714,079            7,129,620            23,469,719
Redeemed                                       (17,546,638)         (58,652,427)         (32,348,973)         (106,176,930)
                                               -----------         ------------           ----------          ------------
Net increase                                    34,926,113         $116,700,779           36,740,890          $121,589,384
                                               ===========         ============           ===========         ============
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
Sold                                             7,004,872         $ 23,394,557             6,693,115         $ 22,129,658
Dividends and distributions
  reinvested                                       140,472              469,115                57,825              191,859
Redeemed                                          (361,416)          (1,206,468)            (307,895)           (1,018,722)
                                               -----------         ------------           ----------          ------------
Net increase                                     6,783,928         $ 22,657,204             6,443,045         $ 21,302,795
                                               ===========         ============           ===========         ============
--------------------------------------------------------------------------------------------------------------------------
CLASS C:
Sold                                            11,071,598         $ 36,946,794             8,331,782         $ 27,526,872
Dividends and distributions
  reinvested                                       213,842              712,733                85,390              283,099
Redeemed                                        (1,058,846)          (3,529,714)             (360,671)          (1,196,170)
                                               -----------         ------------           ----------          ------------
Net increase                                    10,226,594         $ 34,129,813             8,056,501         $ 26,613,801
                                               ===========         ============           ===========         ============
--------------------------------------------------------------------------------------------------------------------------
CLASS X:
Sold                                                 2,457         $      7,913             4,101,380         $ 13,420,326
Dividends and distributions
  reinvested                                       240,782              806,219               493,631            1,628,470
Redeemed                                        (1,133,925)          (3,798,649)           (1,395,249)          (4,589,403)
                                               -----------         ------------           -----------         ------------
Net increase (decrease)                           (890,686)        $ (2,984,517)            3,199,762         $ 10,459,393
                                               ===========         ============           ===========         ============

-------------

(1) For the year ended December 31, 1997 for Class A and Class X shares and for the period from May 1, 1997 (inception of offering) to December 31, 1997 for Class B and Class C shares.

NOTE 3. PORTFOLIO INFORMATION

The Fund held $14,248,710 in inverse floating rate municipal bonds at June 30, 1998, which represents 1.36% of the Fund's net assets.

At June 30, 1998, net unrealized appreciation on investments of $35,329,421 was composed of gross appreciation of $35,704,147, and gross depreciation of $374,726.


                     37 Limited Term New York Municipal Fund




NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)

At June 30, 1998, investments in securities included issues that were purchased on a when-issued or delayed delivery basis. The Fund has recorded these commitments and is valuing the when-issued securities at current market value on each trading day. In addition, the Fund has segregated sufficient liquid debt securities with its custodian to cover these commitments. The Fund intends to invest no more than 10% of its net assets in when-issued or delayed delivery securities. The aggregate cost of securities purchased on a when-issued or delayed delivery basis at June 30, 1998 was $29,640,000, which represents 2.84% of the Fund's net assets. Information concerning these securities is as follows:


                                                                                           VALUATION PER UNIT
                            FACE AMOUNT   ACQUISITION       DELIVERY                              AS OF
      SECURITY            (IN THOUSANDS)     DATE             DATE         COST PER UNIT      JUNE 30, 1998
--------------------------------------------------------------------------------------------------------------
Suffolk County IDA
(Huntington Res Rec):
5.15% due 10/01/99           $1,035        1/28/97          7/29/99           100.000%            99.982%
5.15% due 10/01/00            6,395        1/28/97          7/29/99           100.000            100.613
5.35% due 10/01/01            6,875        1/28/97          7/29/99           100.000            101.547
5.45% due 10/01/02            7,390        1/28/97          7/29/99           100.000            102.476
5.50% due 10/01/03            7,945        1/28/97          7/29/99           100.000            103.048
--------------------------------------------------------------------------------------------------------------


NOTE 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of the Fund's average annual net assets, 0.45% of the next $150 million, 0.40% of the next $1,750 million, and 0.39% of the net assets in excess of $2 billion. During the six months ended June 30, 1998, the Fund paid $1,993,858 to the Manager for management and investment advisory services.

Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 1998, the Fund paid $144,516 to the Manager for accounting and pricing services.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended June 30, 1998, the Fund paid a total of $210,579 to OFS for transfer and shareholder servicing agent fees.

For the six months ended June 30, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,126,074, of which $308,863 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $684,577 and $367,355, respectively, of which $9,504 and $3,989, respectively, was paid to an affiliated broker/dealer. During the six months ended June 30, 1998, OFDI received contingent deferred sales charges of $23,432, $21,311 and $44,266, respectively, upon redemption of Class B, Class C and Class X shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended June 30, 1998, OFDI paid $16,790 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                     38 Limited Term New York Municipal Fund

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended June 30, 1998, OFDI retained $160,607 and $219,910, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At June 30, 1998, OFDI had incurred excess distribution and servicing costs of $1,309,323 for Class B and $888,115 for Class C.

The Fund has adopted a Distribution and Service Plan for Class X shares to compensate OFDI for its costs in distributing Class X shares and servicing accounts. Under the Plan, the Fund may pay OFDI an annual asset-based sales charge of up to 0.75% per year for its services rendered in distributing Class X shares. Currently, the Board of Trustees has limited the asset-based sales charge to 0.50% per year on Class X shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class X shares. Each fee is computed on the average annual net assets of Class X shares, determined as of the close of each regular business day. During the six months ended June 30, 1998, OFDI retained $124,901 as compensation for Class X sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At June 30, 1998, OFDI had incurred excess distribution and servicing costs of $299,585 for Class X.

NOTE 5.  ILLIQUID AND RESTRICTED SECURITIES

At June 30, 1998, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily- available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid securities subject to this limitation at June 30, 1998 was $13,017,698, which represents 1.25% of the Fund's net assets.

NOTE 6. BANK BORROWINGS

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with two other funds managed by the Manager in an unsecured line of credit with a bank, which permits borrowings up to $75 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.07% per annum. The commitment fee allocated to the Fund for the six months ended June 30, 1998 was $2,636.

The Fund had borrowings outstanding of $9,500,000 at June 30, 1998. For the six months ended June 30, 1998, the average monthly loan balance was $4,234,369 at an average interest rate of 6.192%. The maximum amount of borrowings outstanding at any month-end was $11,400,000.


                     39 Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
------------------------------------

OFFICERS AND TRUSTEES
  Bridget A Macaskill, Chairman of the Board of Trustees and President John Cannon, Trustee
  Paul Y. Clinton, Trustee
  Thomas W. Courtney, Trustee
  Robert G. Galli, Trustee
  Lacy B. Herrmann, Trustee
  George Loft, Trustee
  Ronald H. Fielding, Vice President and Portfolio Manager
  George C. Bowen, Treasurer
  Robert J. Biship, Assistant Treasurer
  Adele A. Campbell, Assistant Treasurer
  Scott T. Farrar, Assistant Treasurer
  Andrew J. Donohue, Secretary
  Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR
  OppenheimerFunds, Inc.

DISTRIBUTOR
  OppenheimerFunds Distributor, Inc.

TRANSFER AND SHAREHOLDER SERVICING AGENT
  OppenheimerFunds Services

CUSTODIAN OF PORTFOLIO SECURITIES
  Citibank, N.A.

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

LEGAL COUNSEL
  Kirkpatrick & Lockhart LLP

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants. This is a copy of a report to shareholders of Limited Term New York Municipal Fund. This report must be preceded or accompanied by a Prospectus of Limited Term New York Municipal Fund. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

OPPENHEIMERFUNDS FAMILY
-----------------------

REAL ASSET FUNDS
  Real Asset Fund
  Gold & Special Minerals Fund

GLOBAL STOCK FUNDS
  Developing Markets Fund
  International Small Company Fund
  International Growth Fund
  Global Fund
  Quest Global Value Fund
  Global Growth & Income Fund

STOCK FUNDS
  Enterprise Fund
  Discovery Fund
  Quest Small Cap Value Fund
  MidCap Fund
  Capital Appreciation Fund
  Quest Capital Value fund
  Growth Fund
  Disciplined Value Fund
  Quest Value Fund

STOCK & BOND FUNDS
  Main Street Income & Growth Fund
  Quest Opportunity Value Fund
  Total Return Fund
  Quest Balanced Value Fund(1)
  Equity Income Fund
  Disciplined Allocation Fund
  Multiple Strategies Fund
  Convertible Securities Fund(2)

TAXABLE BOND FUNDS
  International Bond Fund
  World Bond Fund
  High Yield Fund
  Champion Income Fund
  Strategic Income Fund
  Bond Fund
  U.S. Government Trust
  Limited-Term Government Fund

MUNICIPAL FUNDS
  California Municipal Fund(3)
  Florida Municipal Fund(3)
  New Jersey Municipal Fund(3)
  New York Municipal Fund(3)
  Pennsylvania Municipal Fund(3)
  Municipal Bond Fund
  Insured Municipal Fund
  Intermediate Municipal Fund

Rochester Division:
  Rochester Fund Municipals
  Limited Term New York Municipal Fund

MONEY MARKET FUNDS(4)
  Money Market Fund    Cash Reserves

(1) On 5/18/98, the Fund's name was changed from "Quest Growth & Income Value Fund".

(2)  On 4/28/98, the Fund's name was changed from "Bond Fund for Growth".

(3)  Available only to investors in certain states.

(4) An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

 Oppenheimer funds are distributed by
 OppenheimerFunds Distributor, Inc. Two World Trade Center,
 New York, NY 10048-0203.

[c] Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


  40 Limited Term New York Municipal Fund

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